UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.0%)
	Walt Disney Co.	16,221,273	848,048
	McDonald's Corp.	9,116,771	836,464
	Comcast Corp. Class A	23,346,458	835,103
*	Amazon.com Inc.	3,269,541	831,510
	Home Depot Inc.	13,628,159	822,732
	News Corp. Class A	18,405,525	451,488
	Time Warner Inc.	8,578,674	388,871
	Target Corp.	5,920,382	375,767
	Starbucks Corp.	6,870,692	348,688
	Ford Motor Co.	34,480,009	339,973
	NIKE Inc. Class B	3,323,579	315,441
	Lowe's Cos. Inc.	10,311,132	311,809
	TJX Cos. Inc.	6,654,522	298,056
*	DIRECTV	5,676,004	297,763
*	priceline.com Inc.	450,431	278,695
	Yum! Brands Inc.	4,121,033	273,389
	Time Warner Cable Inc.	2,769,607	263,279
	Viacom Inc. Class B	4,279,811	229,355
	CBS Corp. Class B	5,380,964	195,490
	Johnson Controls Inc.	6,182,514	169,401
	Carnival Corp.	4,042,354	147,303
	Coach Inc.	2,578,050	144,422
	McGraw-Hill Cos. Inc.	2,532,965	138,275
	Macy's Inc.	3,638,768	136,891
*	Discovery Communications Inc. Class A	2,234,183	133,224
*	Bed Bath & Beyond Inc.	2,098,603	132,212
	Ross Stores Inc.	2,024,231	130,765
	VF Corp.	794,725	126,647
*	AutoZone Inc.	338,392	125,093
	Omnicom Group Inc.	2,401,151	123,803
	Mattel Inc.	3,081,823	109,343
	Limited Brands Inc.	2,156,440	106,226
	Starwood Hotels & Resorts Worldwide Inc.	1,776,008	102,937
*	Dollar Tree Inc.	2,082,057	100,511
	Kohl's Corp.	1,950,224	99,891
	Gap Inc.	2,695,422	96,442
*	Chipotle Mexican Grill Inc. Class A	286,391	90,941
*	O'Reilly Automotive Inc.	1,074,612	89,859
	Marriott International Inc. Class A	2,275,776	88,983
	Harley-Davidson Inc.	2,060,084	87,286
	Genuine Parts Co.	1,401,990	85,563
	Ralph Lauren Corp. Class A	551,990	83,477
	Wynn Resorts Ltd.	717,811	82,864
	Nordstrom Inc.	1,380,729	76,189
*	BorgWarner Inc.	1,034,459	71,492
	Staples Inc.	6,168,083	71,056
	Wyndham Worldwide Corp.	1,285,236	67,449
	Tiffany & Co.	1,075,988	66,582
	Darden Restaurants Inc.	1,159,068	64,618

*	CarMax Inc.	2,064,012	58,412
	Family Dollar Stores Inc.	876,671	58,123
	Whirlpool Corp.	700,889	58,111
	DR Horton Inc.	2,510,778	51,823
^	Lennar Corp. Class A	1,471,605	51,168
	Newell Rubbermaid Inc.	2,610,296	49,831
	Expedia Inc.	846,498	48,961
	Scripps Networks Interactive Inc. Class A	781,056	47,824
*	PulteGroup Inc.	3,052,259	47,310
	Interpublic Group of Cos. Inc.	3,950,828	43,933
	H&R Block Inc.	2,455,793	42,559
*	Fossil Inc.	494,894	41,918
	Best Buy Co. Inc.	2,411,346	41,451
	Hasbro Inc.	1,050,862	40,111
	Gannett Co. Inc.	2,096,013	37,204
*	Urban Outfitters Inc.	989,504	37,166
*	TripAdvisor Inc.	993,742	32,724
	Leggett & Platt Inc.	1,274,743	31,932
	International Game Technology	2,421,710	31,700
	JC Penney Co. Inc.	1,291,057	31,360
	Cablevision Systems Corp. Class A	1,956,437	31,010
	Comcast Corp.	844,535	29,390
	Harman International Industries Inc.	608,891	28,106
*,^ Netflix Inc.		503,531	27,412
*	Goodyear Tire & Rubber Co.	2,218,892	27,048
*	Apollo Group Inc. Class A	914,936	26,579
	Abercrombie & Fitch Co.	748,672	25,395
^	GameStop Corp. Class A	1,118,984	23,499
*	Big Lots Inc.	539,995	15,973
*	AutoNation Inc.	350,081	15,288
	Washington Post Co. Class B	41,164	14,944
			12,839,931
Consumer Staples (10.8%)
	Procter & Gamble Co.	24,900,463	1,727,096
	Philip Morris International Inc.	15,239,952	1,370,681
	Coca-Cola Co.	35,002,159	1,327,632
	Wal-Mart Stores Inc.	15,194,726	1,121,371
	PepsiCo Inc.	14,069,602	995,706
	Kraft Foods Inc.	16,043,735	663,408
	Altria Group Inc.	18,377,912	613,639
	CVS Caremark Corp.	11,501,625	556,909
	Colgate-Palmolive Co.	4,029,501	432,043
	Costco Wholesale Corp.	3,908,520	391,341
	Kimberly-Clark Corp.	3,569,868	306,223
	Walgreen Co.	7,748,320	282,349
	General Mills Inc.	5,860,638	233,546
	Sysco Corp.	5,302,874	165,821
	HJ Heinz Co.	2,894,898	161,970
	Archer-Daniels-Midland Co.	5,953,933	161,828
	Whole Foods Market Inc.	1,552,486	151,212
	Lorillard Inc.	1,180,696	137,492
	Mead Johnson Nutrition Co.	1,841,941	134,977
	Estee Lauder Cos. Inc. Class A	2,170,103	133,613
	Reynolds American Inc.	2,964,717	128,491
	Kroger Co.	4,923,798	115,906
	Kellogg Co.	2,231,289	115,268
	ConAgra Foods Inc.	3,670,747	101,276

Hershey Co.	1,370,797	97,176
Brown-Forman Corp. Class B	1,368,925	89,322
JM Smucker Co.	989,405	85,415
Dr Pepper Snapple Group Inc.	1,903,268	84,753
Clorox Co.	1,171,555	84,411
Beam Inc.	1,431,532	82,370
Coca-Cola Enterprises Inc.	2,502,287	78,247
* Monster Beverage Corp.	1,387,453	75,144
McCormick & Co. Inc.	1,198,884	74,379
Molson Coors Brewing Co. Class B	1,406,549	63,365
Avon Products Inc.	3,905,435	62,292
Campbell Soup Co.	1,628,028	56,688
* Constellation Brands Inc. Class A	1,330,392	43,038
Tyson Foods Inc. Class A	2,616,953	41,924
Hormel Foods Corp.	1,215,525	35,542
^ Safeway Inc.	2,171,429	34,938
* Dean Foods Co.	1,675,858	27,400
		12,646,202
Energy (11.2%)
Exxon Mobil Corp.	41,731,212	3,816,319
Chevron Corp.	17,738,980	2,067,656
Schlumberger Ltd.	11,997,039	867,746
Occidental Petroleum Corp.	7,322,310	630,158
ConocoPhillips	10,980,157	627,845
Anadarko Petroleum Corp.	4,517,221	315,844
National Oilwell Varco Inc.	3,855,004	308,824
Apache Corp.	3,536,728	305,821
Halliburton Co.	8,387,173	282,564
EOG Resources Inc.	2,441,057	273,520
Phillips 66	5,667,519	262,803
Devon Energy Corp.	3,400,718	205,744
Williams Cos. Inc.	5,663,307	198,046
Marathon Oil Corp.	6,373,296	188,458
Kinder Morgan Inc.	5,157,032	183,178
Baker Hughes Inc.	3,973,631	179,727
Spectra Energy Corp.	5,901,977	173,282
Marathon Petroleum Corp.	3,058,187	166,946
Valero Energy Corp.	4,986,498	157,972
Noble Energy Inc.	1,607,513	149,033
Hess Corp.	2,685,863	144,285
* Cameron International Corp.	2,226,287	124,828
Pioneer Natural Resources Co.	1,112,149	116,108
Ensco plc Class A	2,097,519	114,441
* Southwestern Energy Co.	3,147,313	109,464
Range Resources Corp.	1,468,801	102,625
* FMC Technologies Inc.	2,154,842	99,769
Murphy Oil Corp.	1,668,169	89,564
Chesapeake Energy Corp.	4,691,615	88,531
Cabot Oil & Gas Corp.	1,898,151	85,227
Noble Corp.	2,283,323	81,697
EQT Corp.	1,352,187	79,779
CONSOL Energy Inc.	2,057,484	61,827
* Denbury Resources Inc.	3,535,891	57,140
Peabody Energy Corp.	2,430,624	54,179
Tesoro Corp.	1,263,530	52,942
QEP Resources Inc.	1,606,702	50,868
Helmerich & Payne Inc.	955,291	45,481

Diamond Offshore Drilling Inc.	628,237	41,344
* Newfield Exploration Co.	1,223,879	38,332
Sunoco Inc.	818,272	38,320
* Rowan Cos. plc Class A	1,126,097	38,028
* Nabors Industries Ltd.	2,632,798	36,938
* WPX Energy Inc.	1,804,570	29,938
* Alpha Natural Resources Inc.	1,904,667	12,514
		13,155,655
Financials (14.5%)
Wells Fargo & Co.	44,411,540	1,533,530
JPMorgan Chase & Co.	34,343,188	1,390,212
* Berkshire Hathaway Inc. Class B	15,440,455	1,361,848
Citigroup Inc.	26,511,398	867,453
Bank of America Corp.	97,430,034	860,307
US Bancorp	17,134,456	587,712
American Express Co.	8,916,391	506,986
Goldman Sachs Group Inc.	4,074,100	463,144
Simon Property Group Inc.	2,742,211	416,295
* American International Group Inc.	10,543,382	345,718
MetLife Inc.	9,603,170	330,925
PNC Financial Services Group Inc.	4,785,992	301,996
Capital One Financial Corp.	5,252,353	299,437
American Tower Corporation	3,572,264	255,024
Bank of New York Mellon Corp.	10,679,192	241,563
Travelers Cos. Inc.	3,483,682	237,796
ACE Ltd.	3,065,416	231,745
Prudential Financial Inc.	4,212,716	229,635
BB&T Corp.	6,320,267	209,580
Morgan Stanley	12,501,246	209,271
BlackRock Inc.	1,156,582	206,219
Aflac Inc.	4,233,260	202,688
Discover Financial Services	4,654,826	184,936
Chubb Corp.	2,403,251	183,320
State Street Corp.	4,331,167	181,736
Public Storage	1,302,814	181,313
Allstate Corp.	4,383,700	173,638
HCP Inc.	3,882,925	172,713
Marsh & McLennan Cos. Inc.	4,919,494	166,918
Ventas Inc.	2,670,134	166,216
CME Group Inc.	2,765,414	158,458
Equity Residential	2,721,164	156,549
Franklin Resources Inc.	1,249,194	156,237
Aon plc	2,914,501	152,399
Boston Properties Inc.	1,362,836	150,743
Prologis Inc.	4,164,461	145,881
T. Rowe Price Group Inc.	2,294,641	145,251
SunTrust Banks Inc.	4,867,868	137,615
Health Care REIT Inc.	2,301,197	132,894
Fifth Third Bancorp	8,306,844	128,839
Weyerhaeuser Co.	4,861,324	127,075
Charles Schwab Corp.	9,905,302	126,689
Vornado Realty Trust	1,528,506	123,885
AvalonBay Communities Inc.	875,996	119,127
Loews Corp.	2,825,112	116,564
Ameriprise Financial Inc.	1,904,923	107,990
Progressive Corp.	5,066,043	105,070
Host Hotels & Resorts Inc.	6,531,955	104,838

M&T Bank Corp.	1,087,948	103,529
* Berkshire Hathaway Inc. Class A	759	100,719
Invesco Ltd.	4,024,673	100,577
Regions Financial Corp.	12,775,981	92,115
Northern Trust Corp.	1,978,472	91,831
* IntercontinentalExchange Inc.	657,681	87,741
Moody's Corp.	1,748,190	77,218
Hartford Financial Services Group Inc.	3,939,375	76,581
Kimco Realty Corp.	3,678,577	74,565
KeyCorp	8,528,170	74,536
Principal Financial Group Inc.	2,507,520	67,553
SLM Corp.	4,242,995	66,700
XL Group plc Class A	2,763,306	66,402
Plum Creek Timber Co. Inc.	1,459,941	64,004
Lincoln National Corp.	2,523,381	61,041
NYSE Euronext	2,223,510	54,810
Comerica Inc.	1,748,879	54,303
Huntington Bancshares Inc.	7,758,850	53,536
* CBRE Group Inc. Class A	2,729,241	50,245
Cincinnati Financial Corp.	1,322,065	50,093
Unum Group	2,532,014	48,665
Torchmark Corp.	862,197	44,274
Leucadia National Corp.	1,796,206	40,864
People's United Financial Inc.	3,181,093	38,618
Zions Bancorporation	1,669,645	34,487
Hudson City Bancorp Inc.	4,309,383	34,303
Apartment Investment & Management Co. Class A	1,319,625	34,297
Assurant Inc.	735,208	27,423
Legg Mason Inc.	1,089,717	26,894
NASDAQ OMX Group Inc.	1,074,284	25,025
* Genworth Financial Inc. Class A	4,457,383	23,312
First Horizon National Corp.	2,256,600	21,731
* E*TRADE Financial Corp.	2,328,074	20,510
Federated Investors Inc. Class B	849,677	17,580
		17,002,060
Health Care (12.0%)
Johnson & Johnson	24,925,454	1,717,613
Pfizer Inc.	67,529,073	1,678,098
Merck & Co. Inc.	27,534,442	1,241,803
Abbott Laboratories	14,187,744	972,712
Amgen Inc.	6,968,165	587,556
UnitedHealth Group Inc.	9,336,178	517,318
Bristol-Myers Squibb Co.	15,179,225	512,299
* Express Scripts Holding Co.	7,329,583	459,345
* Gilead Sciences Inc.	6,839,669	453,675
Eli Lilly & Co.	9,231,815	437,680
Medtronic Inc.	9,222,444	397,672
* Biogen Idec Inc.	2,136,639	318,851
Baxter International Inc.	4,947,112	298,113
* Celgene Corp.	3,900,149	297,971
Covidien plc	4,340,198	257,895
Allergan Inc.	2,780,170	254,608
* Alexion Pharmaceuticals Inc.	1,745,266	199,658
Thermo Fisher Scientific Inc.	3,304,657	194,413
McKesson Corp.	2,133,535	183,548
* Intuitive Surgical Inc.	361,000	178,922
WellPoint Inc.	2,939,707	170,532

Stryker Corp.	2,613,797	145,484
Becton Dickinson and Co.	1,803,934	141,717
Cigna Corp.	2,606,702	122,958
Agilent Technologies Inc.	3,149,826	121,111
Cardinal Health Inc.	3,083,277	120,155
Aetna Inc.	3,021,092	119,635
St. Jude Medical Inc.	2,838,232	119,575
* Edwards Lifesciences Corp.	1,046,023	112,312
Zimmer Holdings Inc.	1,579,120	106,780
Humana Inc.	1,461,779	102,544
* Cerner Corp.	1,315,268	101,815
* Watson Pharmaceuticals Inc.	1,153,786	98,256
Perrigo Co.	794,473	92,294
Quest Diagnostics Inc.	1,434,965	91,020
* Mylan Inc.	3,668,984	89,523
AmerisourceBergen Corp. Class A	2,274,667	88,052
* Laboratory Corp. of America Holdings	866,857	80,158
* DaVita Inc.	769,602	79,739
* Life Technologies Corp.	1,584,459	77,448
* Forest Laboratories Inc.	2,113,479	75,261
CR Bard Inc.	704,637	73,740
* Boston Scientific Corp.	12,826,503	73,624
* Waters Corp.	792,498	66,039
* Varian Medical Systems Inc.	1,000,685	60,361
* CareFusion Corp.	2,005,768	56,944
Coventry Health Care Inc.	1,209,749	50,434
* Hospira Inc.	1,492,341	48,979
DENTSPLY International Inc.	1,281,517	48,877
PerkinElmer Inc.	1,034,237	30,479
Patterson Cos. Inc.	770,312	26,376
* Tenet Healthcare Corp.	3,778,377	23,690
		13,975,662
Industrials (9.8%)
General Electric Co.	95,459,027	2,167,874
United Technologies Corp.	7,583,597	593,720
3M Co.	5,749,840	531,400
Union Pacific Corp.	4,281,659	508,233
Caterpillar Inc.	5,905,850	508,139
United Parcel Service Inc. Class B	6,498,528	465,100
Boeing Co.	6,116,886	425,858
Honeywell International Inc.	7,056,652	421,635
Emerson Electric Co.	6,575,273	317,388
Deere & Co.	3,540,750	292,076
Danaher Corp.	5,280,375	291,213
Tyco International Ltd.	4,157,308	233,890
Illinois Tool Works Inc.	3,899,105	231,880
Lockheed Martin Corp.	2,434,158	227,302
FedEx Corp.	2,639,874	223,386
Precision Castparts Corp.	1,313,959	214,622
General Dynamics Corp.	2,997,749	198,211
CSX Corp.	9,401,667	195,085
Norfolk Southern Corp.	2,888,429	183,791
Raytheon Co.	3,001,462	171,564
Northrop Grumman Corp.	2,234,773	148,456
Cummins Inc.	1,600,777	147,608
Eaton Corp.	3,051,842	144,230
PACCAR Inc.	3,195,597	127,904

Waste Management Inc.	3,939,075	126,365
Ingersoll-Rand plc	2,591,421	116,147
Stanley Black & Decker Inc.	1,519,862	115,889
Parker Hannifin Corp.	1,350,884	112,907
WW Grainger Inc.	541,801	112,895
Cooper Industries plc	1,445,133	108,472
Fastenal Co.	2,436,149	104,730
Dover Corp.	1,652,470	98,305
Roper Industries Inc.	884,094	97,153
Rockwell Automation Inc.	1,275,860	88,736
C.H. Robinson Worldwide Inc.	1,459,632	85,461
Fluor Corp.	1,509,227	84,939
Republic Services Inc. Class A	2,707,444	74,482
* Stericycle Inc.	774,211	70,082
Expeditors International of Washington Inc.	1,903,079	69,196
Rockwell Collins Inc.	1,284,872	68,921
Pall Corp.	1,050,289	66,683
Textron Inc.	2,539,365	66,455
L-3 Communications Holdings Inc.	872,688	62,580
Flowserve Corp.	462,100	59,029
Southwest Airlines Co.	6,716,506	58,904
Joy Global Inc.	956,920	53,645
Equifax Inc.	1,083,351	50,462
Masco Corp.	3,227,591	48,575
* Quanta Services Inc.	1,926,308	47,580
* Jacobs Engineering Group Inc.	1,172,628	47,409
Iron Mountain Inc.	1,365,102	46,564
Xylem Inc.	1,677,805	42,197
Cintas Corp.	975,013	40,414
Snap-on Inc.	527,319	37,898
Robert Half International Inc.	1,285,691	34,238
Dun & Bradstreet Corp.	407,017	32,407
Avery Dennison Corp.	919,832	29,269
^ Pitney Bowes Inc.	1,819,169	25,141
* Pentair Inc.	547,246	24,358
Ryder System Inc.	463,601	18,108
^ RR Donnelley & Sons Co.	1,634,767	17,329
Pentair Ltd.	232,971	10,370
		11,424,860
Information Technology (20.0%)
Apple Inc.	8,474,805	5,654,898
Microsoft Corp.	68,212,395	2,031,365
International Business Machines Corp.	9,711,561	2,014,663
* Google Inc. Class A	2,394,836	1,806,904
Oracle Corp.	34,429,874	1,084,197
Intel Corp.	45,230,134	1,025,819
QUALCOMM Inc.	15,399,321	962,304
Cisco Systems Inc.	47,825,281	912,985
Visa Inc. Class A	4,725,211	634,501
* EMC Corp.	18,973,478	517,407
* eBay Inc.	10,485,149	507,586
Mastercard Inc. Class A	970,275	438,060
Accenture plc Class A	5,738,814	401,889
Hewlett-Packard Co.	17,774,803	303,238
Texas Instruments Inc.	10,285,715	283,371
Automatic Data Processing Inc.	4,380,032	256,933
* Cognizant Technology Solutions Corp. Class A	2,699,021	188,716

	Corning Inc.	13,460,900	177,011
*	Salesforce.com Inc.	1,156,049	176,517
	Broadcom Corp. Class A	4,649,053	160,764
*	Yahoo! Inc.	9,423,811	150,545
	Intuit Inc.	2,495,467	146,933
*	Adobe Systems Inc.	4,445,489	144,301
	TE Connectivity Ltd.	3,867,327	131,528
	Motorola Solutions Inc.	2,588,178	130,832
	Dell Inc.	13,171,783	129,874
*	Citrix Systems Inc.	1,690,068	129,408
	Applied Materials Inc.	11,186,740	124,900
*	Teradata Corp.	1,524,068	114,930
*	Symantec Corp.	6,354,534	114,382
*	NetApp Inc.	3,284,214	107,985
	Analog Devices Inc.	2,701,970	105,890
*	Red Hat Inc.	1,744,792	99,348
	Western Union Co.	5,445,382	99,215
	Seagate Technology plc	3,196,086	99,079
	Altera Corp.	2,891,964	98,283
	Paychex Inc.	2,918,409	97,154
*	SanDisk Corp.	2,183,404	94,825
*	Fiserv Inc.	1,226,340	90,786
	Xerox Corp.	11,816,441	86,733
	Amphenol Corp. Class A	1,455,145	85,679
*	Juniper Networks Inc.	4,759,988	81,443
	CA Inc.	3,095,083	79,745
	Xilinx Inc.	2,369,803	79,175
	Western Digital Corp.	2,011,565	77,908
*	F5 Networks Inc.	714,302	74,787
*	NVIDIA Corp.	5,599,621	74,699
	KLA-Tencor Corp.	1,505,113	71,801
	Fidelity National Information Services Inc.	2,263,555	70,668
*	VeriSign Inc.	1,413,611	68,829
*	Autodesk Inc.	2,050,884	68,438
	Linear Technology Corp.	2,081,379	66,292
*	Akamai Technologies Inc.	1,602,638	61,317
	Microchip Technology Inc.	1,750,662	57,317
*	Micron Technology Inc.	9,197,283	55,046
*	BMC Software Inc.	1,326,003	55,016
	Harris Corp.	1,023,485	52,423
*	Lam Research Corp.	1,647,728	52,373
	Computer Sciences Corp.	1,403,870	45,219
*	Electronic Arts Inc.	2,886,708	36,632
*	LSI Corp.	5,055,006	34,930
	Total System Services Inc.	1,466,439	34,755
	Molex Inc.	1,248,441	32,809
	Jabil Circuit Inc.	1,695,374	31,737
	SAIC Inc.	2,572,408	30,972
	FLIR Systems Inc.	1,369,402	27,354
*	JDS Uniphase Corp.	2,102,651	26,041
*	Teradyne Inc.	1,700,815	24,186
*	Advanced Micro Devices Inc.	5,452,766	18,376
*,^ First Solar Inc.		544,110	12,049
	Lexmark International Inc. Class A	73,259	1,630
			23,425,705
Materials (3.5%)
	Monsanto Co.	4,818,059	438,540

EI du Pont de Nemours & Co.	8,410,931	422,817
Freeport-McMoRan Copper & Gold Inc.	8,581,545	339,658
Dow Chemical Co.	10,831,305	313,675
Praxair Inc.	2,695,511	280,010
Newmont Mining Corp.	4,485,373	251,226
PPG Industries Inc.	1,380,269	158,510
LyondellBasell Industries NV Class A	3,066,518	158,416
Air Products & Chemicals Inc.	1,913,833	158,274
Ecolab Inc.	2,379,852	154,238
Mosaic Co.	2,500,040	144,027
International Paper Co.	3,953,407	143,588
CF Industries Holdings Inc.	566,763	125,957
Sherwin-Williams Co.	769,989	114,659
Nucor Corp.	2,869,712	109,795
Alcoa Inc.	9,644,167	85,351
Eastman Chemical Co.	1,382,215	78,800
Sigma-Aldrich Corp.	1,091,507	78,556
FMC Corp.	1,241,185	68,737
Ball Corp.	1,401,044	59,278
Vulcan Materials Co.	1,169,532	55,319
Airgas Inc.	626,677	51,576
Cliffs Natural Resources Inc.	1,287,854	50,394
MeadWestvaco Corp.	1,569,090	48,014
International Flavors & Fragrances Inc.	736,355	43,872
Allegheny Technologies Inc.	971,784	31,000
Bemis Co. Inc.	936,397	29,468
* Owens-Illinois Inc.	1,496,614	28,076
United States Steel Corp.	1,308,128	24,946
Sealed Air Corp.	1,584,265	24,493
Titanium Metals Corp.	666,523	8,551
		4,079,821
Telecommunication Services (3.3%)
AT&T Inc.	52,155,626	1,966,267
Verizon Communications Inc.	25,755,596	1,173,682
CenturyLink Inc.	5,628,902	227,408
* Crown Castle International Corp.	2,649,074	169,806
* Sprint Nextel Corp.	27,123,412	149,721
^ Windstream Corp.	5,314,698	53,732
^ Frontier Communications Corp.	9,024,952	44,222
* MetroPCS Communications Inc.	2,866,686	33,569
		3,818,407
Utilities (3.5%)
Duke Energy Corp.	6,365,611	412,492
Southern Co.	7,908,492	364,502
Exelon Corp.	7,716,515	274,554
Dominion Resources Inc.	5,183,233	274,400
NextEra Energy Inc.	3,821,816	268,788
American Electric Power Co. Inc.	4,383,530	192,612
FirstEnergy Corp.	3,780,694	166,729
PG&E Corp.	3,855,186	164,501
Consolidated Edison Inc.	2,647,683	158,570
PPL Corp.	5,249,828	152,507
Public Service Enterprise Group Inc.	4,573,578	147,178
Edison International	2,945,250	134,568
Sempra Energy	2,031,947	131,040
Xcel Energy Inc.	4,407,405	122,129

Entergy Corp.			1,602,882	111,080
Northeast Utilities			2,836,687	108,446
DTE Energy Co.			1,552,586	93,062
ONEOK Inc.			1,853,522	89,544
CenterPoint Energy Inc.			3,863,268	82,288
Wisconsin Energy Corp.			2,083,061	78,469
Ameren Corp.			2,193,197	71,652
NiSource Inc.			2,575,240	65,617
* AES Corp.			5,611,739	61,561
SCANA Corp.			1,186,708	57,282
CMS Energy Corp.			2,395,119	56,405
Pinnacle West Capital Corp.			990,069	52,276
NRG Energy Inc.			2,059,341	44,049
AGL Resources Inc.			1,062,082	43,450
Pepco Holdings Inc.			2,075,251	39,222
Integrys Energy Group Inc.			706,409	36,875
TECO Energy Inc.			1,845,781	32,744
				4,088,592
Total Common Stocks (Cost $95,818,148)				116,456,895
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.163%		81,898,201	81,898

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.125%	11/14/12	35,000	34,994
Total Temporary Cash Investments (Cost $116,893)				116,892
Total Investments (99.7%) (Cost $95,935,041)				116,573,787
Other Assets and Liabilities-Net (0.3%)[3]				298,756
Net Assets (100%)				116,872,543

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $74,790,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $81,898,000 of collateral received for securities on loan.
4 Securities with a value of $34,994,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued

Institutional Index Fund

using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	116,456,895	—	—
Temporary Cash Investments	81,898	34,994	—
Futures Contracts—Assets[1]	483	—	—
Futures Contracts—Liabilities[1]	(2,845)	—	—
Total	116,536,431	34,994	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Institutional Index Fund

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500	December 2012	1,124	403,010	(6,220)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $95,935,041,000. Net unrealized appreciation of investment securities for tax purposes was $20,638,746,000, consisting of unrealized gains of $29,936,933,000 on securities that had risen in value since their purchase and $9,298,187,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.1%)
	McDonald's Corp.	1,500,172	137,641
	Home Depot Inc.	2,259,175	136,386
*	Amazon.com Inc.	532,028	135,305
	Comcast Corp. Class A	3,689,819	131,985
	Walt Disney Co.	2,506,156	131,022
	News Corp. Class A	2,991,500	73,382
	Time Warner Inc.	1,416,890	64,228
	Target Corp.	927,384	58,861
	Starbucks Corp.	1,119,654	56,822
	Lowe's Cos. Inc.	1,737,136	52,531
	Ford Motor Co.	5,252,425	51,789
	NIKE Inc. Class B	543,861	51,618
*	DIRECTV	967,026	50,730
	TJX Cos. Inc.	1,093,996	49,000
*	priceline.com Inc.	73,499	45,476
	Yum! Brands Inc.	679,821	45,099
	Time Warner Cable Inc.	461,412	43,862
	Viacom Inc. Class B	703,299	37,690
	CBS Corp. Class B	892,917	32,440
	Las Vegas Sands Corp.	607,235	28,158
	Johnson Controls Inc.	1,003,988	27,509
*	General Motors Co.	1,155,642	26,291
	Carnival Corp.	660,180	24,057
	Coach Inc.	424,284	23,768
	Macy's Inc.	610,027	22,949
*	Bed Bath & Beyond Inc.	343,262	21,626
	Ross Stores Inc.	334,581	21,614
	Omnicom Group Inc.	402,539	20,755
	VF Corp.	129,516	20,640
	McGraw-Hill Cos. Inc.	371,776	20,295
*	Dollar General Corp.	388,060	20,001
*	AutoZone Inc.	50,610	18,709
	Limited Brands Inc.	368,369	18,146
	Mattel Inc.	503,099	17,850
	Kohl's Corp.	336,468	17,234
	Starwood Hotels & Resorts Worldwide Inc.	292,046	16,927
	Gap Inc.	471,515	16,871
*	Dollar Tree Inc.	342,791	16,548
*	Liberty Media Corp. - Liberty Capital Class A	155,505	16,199
*	O'Reilly Automotive Inc.	186,365	15,584
	Marriott International Inc. Class A	391,283	15,299
*	Chipotle Mexican Grill Inc. Class A	46,844	14,875
*	Sirius XM Radio Inc.	5,617,724	14,606
	Harley-Davidson Inc.	342,202	14,499
*	Liberty Interactive Corp. Class A	782,884	14,483
*	Delphi Automotive plc	460,943	14,289
	Genuine Parts Co.	230,136	14,045
	Ralph Lauren Corp. Class A	91,570	13,848
	Wynn Resorts Ltd.	118,999	13,737

Nordstrom Inc.	245,645	13,555
* Discovery Communications Inc. Class A	215,401	12,844
* Liberty Global Inc. Class A	203,342	12,353
Staples Inc.	1,019,387	11,743
* BorgWarner Inc.	169,167	11,691
Tiffany & Co.	187,660	11,612
Virgin Media Inc.	390,612	11,500
Wyndham Worldwide Corp.	215,428	11,306
PetSmart Inc.	160,602	11,078
* Lululemon Athletica Inc.	149,177	11,030
Darden Restaurants Inc.	189,953	10,590
Tractor Supply Co.	106,784	10,560
Family Dollar Stores Inc.	146,754	9,730
Comcast Corp.	276,125	9,609
DISH Network Corp. Class A	312,146	9,555
* Liberty Global Inc.	169,278	9,551
* CarMax Inc.	336,940	9,535
PVH Corp.	101,672	9,529
Whirlpool Corp.	114,131	9,463
DR Horton Inc.	423,200	8,735
Autoliv Inc.	140,770	8,724
Ulta Salon Cosmetics & Fragrance Inc.	88,264	8,500
* Discovery Communications Inc.	151,308	8,479
Newell Rubbermaid Inc.	428,312	8,176
Scripps Networks Interactive Inc. Class A	132,523	8,114
Foot Locker Inc.	224,376	7,965
* PulteGroup Inc.	512,513	7,944
Expedia Inc.	135,638	7,845
Polaris Industries Inc.	96,399	7,796
* LKQ Corp.	415,854	7,693
H&R Block Inc.	434,346	7,527
Advance Auto Parts Inc.	108,622	7,434
Best Buy Co. Inc.	431,016	7,409
* Toll Brothers Inc.	222,746	7,402
Interpublic Group of Cos. Inc.	656,517	7,300
Lennar Corp. Class A	208,916	7,264
Garmin Ltd.	172,833	7,214
* Panera Bread Co. Class A	41,914	7,163
Dick's Sporting Goods Inc.	138,031	7,157
* Mohawk Industries Inc.	86,787	6,945
* TRW Automotive Holdings Corp.	154,681	6,761
* Sally Beauty Holdings Inc.	266,863	6,696
Hasbro Inc.	173,510	6,623
* Fossil Inc.	77,860	6,595
* Urban Outfitters Inc.	172,211	6,468
* Under Armour Inc. Class A	115,245	6,434
Royal Caribbean Cruises Ltd.	210,218	6,351
Gannett Co. Inc.	348,400	6,184
Signet Jewelers Ltd.	125,983	6,143
* NVR Inc.	7,141	6,031
Jarden Corp.	112,029	5,920
JC Penney Co. Inc.	243,462	5,914
* MGM Resorts International	543,850	5,846
Williams-Sonoma Inc.	132,817	5,840
International Game Technology	437,874	5,732
Lear Corp.	147,748	5,583
American Eagle Outfitters Inc.	262,144	5,526

	Leggett & Platt Inc.	208,639	5,226
	GNC Holdings Inc. Class A	132,036	5,145
*	TripAdvisor Inc.	153,489	5,054
	Harman International Industries Inc.	104,645	4,830
*	Apollo Group Inc. Class A	160,223	4,654
*	Hanesbrands Inc.	145,363	4,634
	Cablevision Systems Corp. Class A	288,791	4,577
	Chico's FAS Inc.	249,389	4,516
*	Charter Communications Inc. Class A	59,865	4,494
	Tupperware Brands Corp.	83,172	4,457
*	Goodyear Tire & Rubber Co.	363,182	4,427
	Service Corp. International	321,762	4,331
*	Netflix Inc.	78,294	4,262
	Abercrombie & Fitch Co.	125,446	4,255
*	Ascena Retail Group Inc.	195,015	4,183
*	Penn National Gaming Inc.	97,055	4,183
	GameStop Corp. Class A	198,417	4,167
*	Carter's Inc.	74,404	4,006
	Brinker International Inc.	111,700	3,943
*	Cabela's Inc.	68,262	3,733
	Gentex Corp.	214,774	3,653
	Six Flags Entertainment Corp.	60,313	3,546
*	Madison Square Garden Co. Class A	87,877	3,539
	Cinemark Holdings Inc.	153,929	3,453
*	Lamar Advertising Co. Class A	93,086	3,450
	Dunkin' Brands Group Inc.	116,552	3,403
*	AMC Networks Inc. Class A	77,952	3,392
	John Wiley & Sons Inc. Class A	71,145	3,269
	DSW Inc. Class A	48,986	3,268
	Wolverine World Wide Inc.	72,253	3,206
*	Bally Technologies Inc.	64,472	3,184
	Sotheby's	100,652	3,171
*	Warnaco Group Inc.	60,876	3,159
	Dillard's Inc. Class A	43,091	3,116
*	Visteon Corp.	70,012	3,113
	Rent-A-Center Inc.	88,300	3,098
	Domino's Pizza Inc.	81,936	3,089
*,^ Sears Holdings Corp.		55,587	3,085
	Vail Resorts Inc.	53,490	3,084
	Brunswick Corp.	132,912	3,008
	Aaron's Inc.	107,409	2,987
	HSN Inc.	60,201	2,953
	Pool Corp.	70,888	2,948
*	Big Lots Inc.	98,528	2,914
*	Tempur-Pedic International Inc.	94,518	2,825
*	Life Time Fitness Inc.	60,413	2,763
	Pier 1 Imports Inc.	146,931	2,753
*	Hyatt Hotels Corp. Class A	68,425	2,747
	Cheesecake Factory Inc.	76,355	2,730
*	ANN Inc.	72,258	2,726
	Dana Holding Corp.	220,433	2,711
*,^ Tesla Motors Inc.		91,531	2,680
*	Steven Madden Ltd.	59,474	2,600
	Washington Post Co. Class B	7,133	2,590
	Guess? Inc.	99,789	2,537
*	Select Comfort Corp.	80,079	2,527
*	Tenneco Inc.	90,224	2,526

Men's Wearhouse Inc.	72,738	2,504
* Genesco Inc.	36,262	2,420
Thor Industries Inc.	66,520	2,416
* AutoNation Inc.	54,665	2,387
* Buffalo Wild Wings Inc.	27,646	2,370
MDC Holdings Inc.	60,775	2,340
* Hibbett Sports Inc.	39,325	2,338
Morningstar Inc.	36,858	2,309
* Vitamin Shoppe Inc.	39,460	2,301
* Gaylord Entertainment Co.	55,921	2,211
^ Weight Watchers International Inc.	41,317	2,182
* Children's Place Retail Stores Inc.	36,194	2,172
* Crocs Inc.	133,642	2,166
* Deckers Outdoor Corp.	57,422	2,104
* Coinstar Inc.	46,584	2,095
Cracker Barrel Old Country Store Inc.	31,039	2,083
* Fifth & Pacific Cos. Inc.	162,643	2,079
* Liberty Ventures Class A	40,845	2,028
Penske Automotive Group Inc.	67,016	2,017
* Jos A Bank Clothiers Inc.	41,340	2,004
DeVry Inc.	88,054	2,004
Ryland Group Inc.	66,711	2,001
* DreamWorks Animation SKG Inc. Class A	104,071	2,001
Wendy's Co.	437,637	1,991
* Collective Brands Inc.	90,945	1,974
Group 1 Automotive Inc.	32,643	1,966
Buckle Inc.	42,710	1,940
* New York Times Co. Class A	197,960	1,932
* Iconix Brand Group Inc.	105,650	1,927
^ Meredith Corp.	54,169	1,896
* Meritage Homes Corp.	49,640	1,888
KB Home	131,501	1,887
* Live Nation Entertainment Inc.	211,761	1,823
Regal Entertainment Group Class A	129,006	1,815
* Lumber Liquidators Holdings Inc.	35,284	1,788
* Jack in the Box Inc.	62,988	1,771
* Saks Inc.	167,678	1,729
Finish Line Inc. Class A	75,818	1,724
Bob Evans Farms Inc.	43,970	1,721
Hillenbrand Inc.	92,895	1,690
* BJ's Restaurants Inc.	37,249	1,689
Cooper Tire & Rubber Co.	88,030	1,688
* Express Inc.	113,399	1,681
Arbitron Inc.	43,662	1,655
Regis Corp.	89,696	1,649
Scholastic Corp.	51,791	1,646
* Aeropostale Inc.	121,340	1,642
* Lions Gate Entertainment Corp.	107,049	1,635
* Asbury Automotive Group Inc.	57,537	1,608
Texas Roadhouse Inc. Class A	93,673	1,602
* Francesca's Holdings Corp.	51,800	1,592
* Valassis Communications Inc.	63,282	1,562
* Shutterfly Inc.	50,156	1,561
Jones Group Inc.	120,922	1,556
* Papa John's International Inc.	28,505	1,522
Monro Muffler Brake Inc.	42,976	1,512
Cato Corp. Class A	50,080	1,488

	Brown Shoe Co. Inc.	90,985	1,459
*	Orient-Express Hotels Ltd. Class A	160,393	1,428
^	Sturm Ruger & Co. Inc.	28,392	1,405
	Choice Hotels International Inc.	43,060	1,378
*	Marriott Vacations Worldwide Corp.	38,081	1,372
*	WMS Industries Inc.	83,225	1,363
*	Helen of Troy Ltd.	42,812	1,363
	Belo Corp. Class A	172,558	1,351
	News Corp. Class B	53,109	1,317
*	Ascent Capital Group Inc. Class A	23,575	1,273
	Churchill Downs Inc.	20,259	1,271
*	American Axle & Manufacturing Holdings Inc.	112,420	1,267
*	AFC Enterprises Inc.	51,215	1,260
*	Office Depot Inc.	475,833	1,218
*	Arctic Cat Inc.	29,175	1,210
	Ethan Allen Interiors Inc.	53,673	1,177
	Matthews International Corp. Class A	39,444	1,176
	Movado Group Inc.	34,312	1,157
*	American Public Education Inc.	31,712	1,155
*	DineEquity Inc.	20,526	1,149
	Strayer Education Inc.	17,529	1,128
*	Biglari Holdings Inc.	3,005	1,097
	Columbia Sportswear Co.	19,945	1,077
	Ameristar Casinos Inc.	59,623	1,061
*	Peet's Coffee & Tea Inc.	14,441	1,059
	National CineMedia Inc.	64,430	1,055
*	Dorman Products Inc.	33,424	1,053
	International Speedway Corp. Class A	36,565	1,037
	CEC Entertainment Inc.	34,197	1,030
*	America's Car-Mart Inc.	22,443	1,020
*	G-III Apparel Group Ltd.	28,074	1,008
*	Drew Industries Inc.	32,756	990
	Oxford Industries Inc.	17,234	973
*	Denny's Corp.	194,003	941
*	Skechers U.S.A. Inc. Class A	43,985	897
	Stewart Enterprises Inc. Class A	106,756	896
*	Krispy Kreme Doughnuts Inc.	111,336	883
*,^ ITT Educational Services Inc.		27,273	879
*	La-Z-Boy Inc.	59,499	870
*	Grand Canyon Education Inc.	36,539	860
*	Capella Education Co.	24,464	858
*	Maidenform Brands Inc.	41,557	851
*	Blue Nile Inc.	22,706	842
	OfficeMax Inc.	107,444	839
*	Standard Pacific Corp.	123,183	833
	Lithia Motors Inc. Class A	24,676	822
*	Shuffle Master Inc.	51,782	819
^	American Greetings Corp. Class A	47,591	800
*	iRobot Corp.	34,663	789
	Callaway Golf Co.	125,838	773
	Interval Leisure Group Inc.	40,589	768
*	Pinnacle Entertainment Inc.	62,642	767
	Standard Motor Products Inc.	40,673	749
	Bassett Furniture Industries Inc.	56,118	699
*	HomeAway Inc.	29,591	694
*	Scientific Games Corp. Class A	81,522	674
*	Caribou Coffee Co. Inc.	48,940	672

*	Cavco Industries Inc.	14,621	671
	Blyth Inc.	25,744	669
*	Boyd Gaming Corp.	94,151	665
	Fred's Inc. Class A	46,385	660
	Lennar Corp. Class B	24,500	660
*	Sonic Corp.	63,976	657
*	Gentherm Inc.	52,715	656
*	K12 Inc.	31,940	645
*	Unifi Inc.	50,321	645
*	Conn's Inc.	29,173	643
*	Barnes & Noble Inc.	50,298	643
*	LeapFrog Enterprises Inc.	69,647	628
*	Beazer Homes USA Inc.	176,750	627
*	Red Robin Gourmet Burgers Inc.	19,072	621
*	Steiner Leisure Ltd.	13,237	616
*	Zumiez Inc.	22,077	612
	Carriage Services Inc. Class A	63,172	611
	Hot Topic Inc.	68,445	595
*	Fuel Systems Solutions Inc.	34,116	586
*	Smith & Wesson Holding Corp.	52,465	578
	Stage Stores Inc.	26,937	567
	Clear Channel Outdoor Holdings Inc. Class A	94,396	565
	Sonic Automotive Inc. Class A	29,584	562
	Haverty Furniture Cos. Inc.	39,055	542
	True Religion Apparel Inc.	25,211	538
	Core-Mark Holding Co. Inc.	11,160	537
*	Pandora Media Inc.	48,500	531
*	Carmike Cinemas Inc.	47,037	529
	Universal Technical Institute Inc.	38,152	523
	PetMed Express Inc.	51,603	518
	bebe stores inc	105,836	508
	Big 5 Sporting Goods Corp.	50,476	502
	Pep Boys-Manny Moe & Jack	49,290	502
	AH Belo Corp. Class A	103,477	500
*	Multimedia Games Holding Co. Inc.	31,612	497
*	Winnebago Industries Inc.	38,636	488
*	Quiksilver Inc.	145,552	483
	JAKKS Pacific Inc.	32,926	480
*	Career Education Corp.	126,376	476
*	Town Sports International Holdings Inc.	37,480	464
	Nutrisystem Inc.	43,128	454
	Sinclair Broadcast Group Inc. Class A	40,142	450
*	Citi Trends Inc.	35,712	448
*	Exide Technologies	143,348	444
*	Digital Generation Inc.	39,017	443
*,^ Vera Bradley Inc.		18,529	442
	CSS Industries Inc.	20,419	420
*	VOXX International Corp. Class A	55,737	417
*	Fisher Communications Inc.	11,273	414
*	Bluegreen Corp.	65,897	414
*	Perry Ellis International Inc.	18,697	412
*	rue21 inc	13,138	409
*	Isle of Capri Casinos Inc.	58,616	407
*	Hovnanian Enterprises Inc. Class A	114,544	396
*	Tuesday Morning Corp.	59,578	390
	Harte-Hanks Inc.	56,112	389
	Cherokee Inc.	24,597	358

^	RadioShack Corp.	145,601	347
*	Overstock.com Inc.	33,404	346
*	Ruby Tuesday Inc.	45,171	328
^	Bon-Ton Stores Inc.	33,900	322
*	Modine Manufacturing Co.	43,175	319
	Superior Industries International Inc.	18,409	315
*	Corinthian Colleges Inc.	130,895	312
*	Build-A-Bear Workshop Inc.	78,852	308
*	MarineMax Inc.	37,080	307
*	Pacific Sunwear of California Inc.	121,758	304
*	Casual Male Retail Group Inc.	64,168	297
*	Federal-Mogul Corp.	32,440	297
*	EW Scripps Co. Class A	26,986	287
*	Journal Communications Inc. Class A	54,804	285
*	Cumulus Media Inc. Class A	101,095	277
*	1-800-Flowers.com Inc. Class A	71,546	267
	Marine Products Corp.	43,254	258
*	Steinway Musical Instruments Inc.	10,572	258
	Christopher & Banks Corp.	73,023	256
	Speedway Motorsports Inc.	16,320	251
*	Stein Mart Inc.	28,828	245
*	Entercom Communications Corp. Class A	34,498	237
*	Bridgepoint Education Inc.	23,288	236
*	Wet Seal Inc. Class A	74,990	236
*	Universal Electronics Inc.	13,281	233
	Marcus Corp.	20,135	224
	Einstein Noah Restaurant Group Inc.	11,631	206
	Shoe Carnival Inc.	8,742	206
*	Nautilus Inc.	78,451	206
	World Wrestling Entertainment Inc. Class A	25,346	204
*,^ Books-A-Million Inc.		68,883	202
*	Morgans Hotel Group Co.	30,577	196
*	Systemax Inc.	16,547	195
*	M/I Homes Inc.	9,948	192
*	Zale Corp.	27,104	187
*	Kirkland's Inc.	18,643	185
	Destination Maternity Corp.	9,767	183
*	K-Swiss Inc. Class A	52,454	180
*	Liberty Ventures Rights Exp. 10/9/2012	13,281	180
	Flexsteel Industries Inc.	8,649	179
*	Fiesta Restaurant Group Inc.	11,255	179
	Weyco Group Inc.	7,238	176
*	Luby's Inc.	26,003	175
*	hhgregg Inc.	25,012	173
	Hooker Furniture Corp.	12,645	164
	Shiloh Industries Inc.	14,508	163
	Culp Inc.	13,512	159
*	Libbey Inc.	9,970	157
*	Mattress Firm Holding Corp.	5,300	149
	Ambassadors Group Inc.	26,865	145
	Spartan Motors Inc.	28,655	143
*	Bravo Brio Restaurant Group Inc.	9,480	138
*	Jamba Inc.	59,416	133
*	McClatchy Co. Class A	59,201	132
*	Heelys Inc.	71,199	128
*	Zagg Inc.	15,001	128
*	New York & Co. Inc.	33,806	127

*	Gray Television Inc.	53,874	123
*	Harris Interactive Inc.	83,901	123
*,^ Skullcandy Inc.		8,800	121
*	Cache Inc.	37,957	120
*	West Marine Inc.	11,079	118
	Martha Stewart Living Omnimedia Class A	36,719	113
	Strattec Security Corp.	5,291	113
*	Rentrak Corp.	6,565	111
*	Body Central Corp.	10,325	108
*	Cosi Inc.	137,793	106
*	Geeknet Inc.	5,163	100
	Lincoln Educational Services Corp.	23,474	99
*	Valuevision Media Inc. Class A	40,501	95
	Entravision Communications Corp. Class A	70,315	94
*	Gaiam Inc. Class A	26,436	92
*	Learning Tree International Inc.	17,928	91
*	Monarch Casino & Resort Inc.	10,199	89
*	Ruth's Hospitality Group Inc.	13,942	89
*	dELiA*s Inc.	60,204	84
*	ReachLocal Inc.	6,620	83
*	Daily Journal Corp.	872	82
*	Furniture Brands International Inc.	54,792	79
*	Media General Inc. Class A	15,014	78
*	Johnson Outdoors Inc. Class A	3,631	78
*	Stoneridge Inc.	15,383	76
*	Stanley Furniture Co. Inc.	15,291	74
*	Motorcar Parts of America Inc.	15,140	73
	Dover Downs Gaming & Entertainment Inc.	28,574	71
*	Orbitz Worldwide Inc.	27,470	70
*	American Apparel Inc.	44,964	69
	Lifetime Brands Inc.	5,762	69
*	Coldwater Creek Inc.	78,742	65
	Escalade Inc.	12,187	65
*	Carrols Restaurant Group Inc.	11,255	65
*	Century Casinos Inc.	24,382	65
*	Delta Apparel Inc.	4,553	63
*	MTR Gaming Group Inc.	14,610	62
*	Perfumania Holdings Inc.	7,777	56
*	Navarre Corp.	33,043	52
	Salem Communications Corp. Class A	9,336	49
*	Sears Hometown and Outlet Stores Inc. Rights Exp. 10/3/2012	17,851	49
*	Dixie Group Inc.	13,104	48
*	Saga Communications Inc. Class A	1,172	48
*	Vitacost.com Inc.	6,923	47
*	Gordmans Stores Inc.	2,496	46
*	Nexstar Broadcasting Group Inc. Class A	4,178	44
*	Dex One Corp.	35,268	44
*	Lee Enterprises Inc.	29,385	44
*	LIN TV Corp. Class A	9,843	43
*	Sealy Corp.	19,540	43
*	Cambium Learning Group Inc.	42,784	42
*	Red Lion Hotels Corp.	6,701	42
*	Kid Brands Inc.	27,010	41
	Collectors Universe	2,737	38
*	Emerson Radio Corp.	17,970	37
*	Famous Dave's Of America Inc.	3,756	36
*	Reading International Inc. Class A	6,019	36

* Orchard Supply Hardware Stores Corp. Class A	2,448	35
* UQM Technologies Inc.	29,271	34
Outdoor Channel Holdings Inc.	4,561	33
Mac-Gray Corp.	2,471	33
* Trans World Entertainment Corp.	8,958	33
* US Auto Parts Network Inc.	8,487	29
Superior Uniform Group Inc.	2,385	29
* Entertainment Gaming Asia Inc.	13,713	28
* LodgeNet Interactive Corp.	42,201	28
* TravelCenters of America LLC	5,100	27
* School Specialty Inc.	10,487	24
* Black Diamond Inc.	2,307	20
* Radio One Inc.	22,730	19
* Skyline Corp.	3,395	18
* ALCO Stores Inc.	2,176	15
* SuperMedia Inc.	5,398	14
* Quantum Fuel Systems Technologies Worldwide Inc.	15,407	12
Frisch's Restaurants Inc.	549	11
* Hollywood Media Corp.	7,061	10
* Empire Resorts Inc.	5,900	10
* Hastings Entertainment Inc.	4,944	10
Canterbury Park Holding Corp.	818	8
* Dover Motorsports Inc.	4,709	7
* Hallwood Group Inc.	804	6
* Lakes Entertainment Inc.	2,747	6
Bowl America Inc. Class A	392	5
Educational Development Corp.	1,122	4
Gaming Partners International Corp.	309	2
* Radio One Inc. Class A	1,680	1
* Premier Exhibitions Inc.	319	1
* Forward Industries Inc.	557	1
* Rick's Cabaret International Inc.	64	1
* Joe's Jeans Inc.	398	—
* Universal Travel Group	118	—
* Sport Chalet Inc. Class A	37	—
* SPAR Group Inc.	29	—
National American University Holdings Inc.	8	—
* Sport Chalet Inc. Class B	5	—
		2,837,924
Consumer Staples (9.6%)
Procter & Gamble Co.	4,044,289	280,512
Coca-Cola Co.	5,993,838	227,346
Philip Morris International Inc.	2,517,581	226,431
Wal-Mart Stores Inc.	2,746,866	202,719
PepsiCo Inc.	2,308,342	163,361
Kraft Foods Inc.	2,486,474	102,816
Altria Group Inc.	3,003,842	100,298
CVS Caremark Corp.	1,891,913	91,606
Colgate-Palmolive Co.	704,459	75,532
Costco Wholesale Corp.	639,468	64,027
Kimberly-Clark Corp.	578,844	49,653
Walgreen Co.	1,273,931	46,422
General Mills Inc.	955,557	38,079
Sysco Corp.	864,655	27,038
Archer-Daniels-Midland Co.	972,078	26,421
HJ Heinz Co.	472,218	26,421
Whole Foods Market Inc.	257,548	25,085

	Lorillard Inc.	192,663	22,436
	Mead Johnson Nutrition Co.	301,011	22,058
	Reynolds American Inc.	506,313	21,944
	Estee Lauder Cos. Inc. Class A	350,005	21,550
	Kellogg Co.	369,539	19,090
	Kroger Co.	787,151	18,530
	ConAgra Foods Inc.	613,713	16,932
	Hershey Co.	228,785	16,219
	Bunge Ltd.	215,666	14,460
	JM Smucker Co.	165,599	14,296
	Dr Pepper Snapple Group Inc.	313,532	13,962
	Coca-Cola Enterprises Inc.	443,486	13,868
	Clorox Co.	182,833	13,173
	Beam Inc.	209,405	12,049
*	Monster Beverage Corp.	221,084	11,974
	Brown-Forman Corp. Class B	180,986	11,809
	Church & Dwight Co. Inc.	205,802	11,111
	McCormick & Co. Inc.	177,811	11,031
	Avon Products Inc.	637,669	10,171
	Molson Coors Brewing Co. Class B	219,869	9,905
	Campbell Soup Co.	281,160	9,790
	Herbalife Ltd.	172,600	8,181
*	Constellation Brands Inc. Class A	244,296	7,903
	Energizer Holdings Inc.	96,944	7,233
	Tyson Foods Inc. Class A	437,126	7,003
	Hormel Foods Corp.	214,339	6,267
	Ingredion Inc.	113,257	6,247
*	Ralcorp Holdings Inc.	81,749	5,968
	Safeway Inc.	356,744	5,740
	Hillshire Brands Co.	176,441	4,725
*,^ Green Mountain Coffee Roasters Inc.		195,878	4,652
*	Dean Foods Co.	274,138	4,482
*	Smithfield Foods Inc.	227,719	4,475
*	United Natural Foods Inc.	72,706	4,250
	Flowers Foods Inc.	181,534	3,663
*	Hain Celestial Group Inc.	56,663	3,570
*	Fresh Market Inc.	57,330	3,439
	Nu Skin Enterprises Inc. Class A	84,496	3,281
	Casey's General Stores Inc.	56,705	3,240
*	Darling International Inc.	175,533	3,210
*	TreeHouse Foods Inc.	53,441	2,806
	Harris Teeter Supermarkets Inc.	69,952	2,717
	PriceSmart Inc.	29,175	2,209
	B&G Foods Inc. Class A	71,933	2,180
	Lancaster Colony Corp.	28,353	2,077
*	Elizabeth Arden Inc.	39,548	1,868
	Snyders-Lance Inc.	70,800	1,770
	Universal Corp.	34,599	1,762
	Fresh Del Monte Produce Inc.	62,072	1,589
*	Boston Beer Co. Inc. Class A	11,947	1,338
	Andersons Inc.	34,775	1,310
	Cal-Maine Foods Inc.	28,997	1,303
*	Prestige Brands Holdings Inc.	70,227	1,191
	Vector Group Ltd.	71,012	1,178
	J&J Snack Foods Corp.	20,151	1,155
	Sanderson Farms Inc.	25,367	1,126
*	Post Holdings Inc.	37,322	1,122

*	Rite Aid Corp.	944,724	1,105
	WD-40 Co.	19,961	1,051
*	Smart Balance Inc.	75,840	916
*	Central Garden and Pet Co. Class A	74,524	900
	Spectrum Brands Holdings Inc.	22,346	894
*	Medifast Inc.	33,580	878
	Tootsie Roll Industries Inc.	29,573	798
	Coca-Cola Bottling Co. Consolidated	11,708	797
^	SUPERVALU Inc.	330,763	797
	Weis Markets Inc.	17,601	745
*	Susser Holdings Corp.	20,426	739
	Inter Parfums Inc.	37,942	694
*	Central Garden and Pet Co.	54,405	647
*	Chiquita Brands International Inc.	84,229	643
*,^ Star Scientific Inc.		172,414	597
^	Diamond Foods Inc.	30,182	568
	Nash Finch Co.	27,546	562
*	Pantry Inc.	37,451	545
*	Dole Food Co. Inc.	35,053	492
	Alico Inc.	15,723	491
*	USANA Health Sciences Inc.	10,126	471
	Ingles Markets Inc. Class A	28,487	466
*	Alliance One International Inc.	107,565	347
*	Schiff Nutrition International Inc.	14,214	344
*	Pilgrim's Pride Corp.	60,612	310
*	John B Sanfilippo & Son Inc.	22,171	289
*	Revlon Inc. Class A	17,235	266
*	Central European Distribution Corp.	88,049	251
*	National Beverage Corp.	15,595	236
	Spartan Stores Inc.	15,125	232
*	Omega Protein Corp.	33,479	230
*	Physicians Formula Holdings Inc.	46,781	228
*	Farmer Bros Co.	18,255	174
*	Overhill Farms Inc.	37,356	171
	Calavo Growers Inc.	6,680	167
	Griffin Land & Nurseries Inc.	4,456	150
	Lifeway Foods Inc.	15,345	146
	Oil-Dri Corp. of America	5,107	118
*	Chefs' Warehouse Inc.	6,900	113
	Female Health Co.	14,917	107
*	Inventure Foods Inc.	16,084	92
*	Seneca Foods Corp. Class A	1,704	51
*	Nutraceutical International Corp.	3,078	48
	Limoneira Co.	2,460	45
	MGP Ingredients Inc.	9,902	38
*	Primo Water Corp.	32,717	34
	Village Super Market Inc. Class A	910	33
*	Craft Brew Alliance Inc.	3,865	30
*	Mannatech Inc.	4,713	25
	Nature's Sunshine Products Inc.	1,400	23
	Orchids Paper Products Co.	926	17
*	Bridgford Foods Corp.	2,030	14
	Reliv International Inc.	10,512	14
*	Crystal Rock Holdings Inc.	80	—
			2,236,494
Energy (10.3%)
	Exxon Mobil Corp.	6,901,776	631,167

Chevron Corp.	2,911,595	339,376
Schlumberger Ltd.	1,968,503	142,382
Occidental Petroleum Corp.	1,197,376	103,046
ConocoPhillips	1,773,440	101,405
Anadarko Petroleum Corp.	737,557	51,570
National Oilwell Varco Inc.	629,354	50,418
Apache Corp.	576,933	49,887
Halliburton Co.	1,362,720	45,910
EOG Resources Inc.	397,997	44,596
Phillips 66	876,833	40,659
Devon Energy Corp.	566,822	34,293
Williams Cos. Inc.	923,814	32,306
Marathon Oil Corp.	1,041,571	30,799
Kinder Morgan Inc.	829,732	29,472
Baker Hughes Inc.	647,217	29,274
Spectra Energy Corp.	963,989	28,303
Marathon Petroleum Corp.	502,901	27,453
Valero Energy Corp.	816,157	25,856
Hess Corp.	453,852	24,381
Noble Energy Inc.	262,585	24,344
* Cameron International Corp.	363,709	20,393
Chesapeake Energy Corp.	978,273	18,460
Pioneer Natural Resources Co.	172,603	18,020
* Southwestern Energy Co.	515,743	17,938
Range Resources Corp.	239,582	16,740
* FMC Technologies Inc.	353,317	16,359
Murphy Oil Corp.	272,586	14,635
* Weatherford International Ltd.	1,120,923	14,213
Cabot Oil & Gas Corp.	309,709	13,906
* Concho Resources Inc.	145,873	13,821
Noble Corp.	373,084	13,349
EQT Corp.	220,802	13,027
HollyFrontier Corp.	290,524	11,990
* Kinder Morgan Management LLC	146,670	11,206
CONSOL Energy Inc.	335,997	10,097
* Denbury Resources Inc.	576,897	9,323
Peabody Energy Corp.	402,102	8,963
Oceaneering International Inc.	159,937	8,837
Tesoro Corp.	207,508	8,695
Core Laboratories NV	70,451	8,558
QEP Resources Inc.	263,544	8,344
* Whiting Petroleum Corp.	174,328	8,260
Helmerich & Payne Inc.	158,727	7,557
Cimarex Energy Co.	126,637	7,415
* Plains Exploration & Production Co.	190,492	7,138
Diamond Offshore Drilling Inc.	103,311	6,799
* Newfield Exploration Co.	200,103	6,267
Sunoco Inc.	133,536	6,254
* Rowan Cos. plc Class A	184,544	6,232
* Dresser-Rand Group Inc.	111,799	6,161
* Oil States International Inc.	76,602	6,087
* Nabors Industries Ltd.	429,180	6,021
* Cobalt International Energy Inc.	270,067	6,014
Energen Corp.	107,210	5,619
SM Energy Co.	95,474	5,166
* Continental Resources Inc.	67,164	5,165
* Ultra Petroleum Corp.	226,864	4,986

*	WPX Energy Inc.	295,832	4,908
*	Superior Energy Services Inc.	234,270	4,807
*	McDermott International Inc.	350,342	4,281
*	Cheniere Energy Inc.	270,756	4,210
*	Atwood Oceanics Inc.	87,506	3,977
	World Fuel Services Corp.	107,099	3,814
*	SandRidge Energy Inc.	545,676	3,803
*	Rosetta Resources Inc.	79,018	3,785
	Tidewater Inc.	76,345	3,705
	Patterson-UTI Energy Inc.	232,496	3,683
*	Kodiak Oil & Gas Corp.	391,018	3,660
*	Dril-Quip Inc.	50,698	3,644
	Energy XXI Bermuda Ltd.	99,966	3,494
*	Oasis Petroleum Inc.	110,918	3,269
	Berry Petroleum Co. Class A	69,975	2,843
*	Helix Energy Solutions Group Inc.	149,996	2,740
*	Unit Corp.	65,138	2,703
	Lufkin Industries Inc.	50,186	2,701
	Bristow Group Inc.	53,223	2,690
*	SEACOR Holdings Inc.	30,045	2,505
	Western Refining Inc.	87,707	2,296
	Targa Resources Corp.	44,510	2,241
*	Gulfport Energy Corp.	70,913	2,217
*	Alpha Natural Resources Inc.	329,379	2,164
*	Gran Tierra Energy Inc.	418,011	2,161
*	SemGroup Corp. Class A	55,918	2,061
	Arch Coal Inc.	316,592	2,004
^	CARBO Ceramics Inc.	31,055	1,954
*	McMoRan Exploration Co.	157,936	1,856
*	Hornbeck Offshore Services Inc.	49,811	1,826
*	Exterran Holdings Inc.	87,267	1,770
*	Bill Barrett Corp.	71,132	1,762
*	Stone Energy Corp.	69,870	1,755
*	Approach Resources Inc.	56,380	1,699
*	Cloud Peak Energy Inc.	91,404	1,654
	Enbridge Energy Management LLC	50,018	1,584
	EXCO Resources Inc.	194,004	1,554
*	CVR Energy Inc.	41,385	1,521
*	Northern Oil and Gas Inc.	89,231	1,516
*	Forest Oil Corp.	177,683	1,501
*	Key Energy Services Inc.	214,447	1,501
*	Carrizo Oil & Gas Inc.	53,752	1,344
*	Comstock Resources Inc.	72,412	1,331
*,^ Clean Energy Fuels Corp.		95,197	1,254
*	EPL Oil & Gas Inc.	60,802	1,234
*	Vaalco Energy Inc.	142,197	1,216
*	ION Geophysical Corp.	170,099	1,180
*	Swift Energy Co.	56,322	1,176
*	Gulfmark Offshore Inc.	35,015	1,157
*	Halcon Resources Corp.	146,372	1,073
	RPC Inc.	88,221	1,049
*	Endeavour International Corp.	101,931	986
*	C&J Energy Services Inc.	48,500	965
*	PDC Energy Inc.	30,265	957
*	OYO Geospace Corp.	7,687	941
*	Hercules Offshore Inc.	188,122	918
*	Basic Energy Services Inc.	81,304	912

*	Bonanza Creek Energy Inc.	38,600	909
	Delek US Holdings Inc.	35,039	893
	W&T Offshore Inc.	46,967	882
*	Newpark Resources Inc.	117,378	870
	Alon USA Energy Inc.	58,926	807
*	FX Energy Inc.	107,628	803
*	Clayton Williams Energy Inc.	15,460	802
*	Goodrich Petroleum Corp.	62,436	789
*	Contango Oil & Gas Co.	15,979	785
	Crosstex Energy Inc.	55,285	776
*,^ BPZ Resources Inc.		270,239	773
*	Callon Petroleum Co.	123,640	760
*	TETRA Technologies Inc.	117,396	710
	Gulf Island Fabrication Inc.	25,363	707
*,^ Heckmann Corp.		166,271	698
*	Pioneer Energy Services Corp.	82,178	640
*	Abraxas Petroleum Corp.	260,604	599
*	Parker Drilling Co.	135,763	574
*	Magnum Hunter Resources Corp.	128,710	571
*	Harvest Natural Resources Inc.	60,441	539
*	Quicksilver Resources Inc.	128,158	524
*	Triangle Petroleum Corp.	73,127	524
*	Matrix Service Co.	49,268	521
*	Dawson Geophysical Co.	18,621	470
	Penn Virginia Corp.	75,079	465
*	Cal Dive International Inc.	283,444	434
	Bolt Technology Corp.	29,921	430
*	Rex Energy Corp.	31,639	422
*	Laredo Petroleum Holdings Inc.	19,138	421
*	Venoco Inc.	34,884	414
*	Mitcham Industries Inc.	24,773	395
*	Rentech Inc.	157,433	387
*	Resolute Energy Corp.	40,586	360
*	Petroquest Energy Inc.	53,547	359
*	PHI Inc.	10,745	338
	Adams Resources & Energy Inc.	9,191	280
*	CREDO Petroleum Corp.	19,272	279
*	Willbros Group Inc.	50,828	273
*	Natural Gas Services Group Inc.	17,555	262
	Overseas Shipholding Group Inc.	35,839	237
*	Tesco Corp.	21,985	235
*	Amyris Inc.	67,890	234
*	Global Geophysical Services Inc.	39,574	218
*	Vantage Drilling Co.	109,142	201
*	US Energy Corp. Wyoming	93,278	201
*	Gastar Exploration Ltd.	108,518	180
	Apco Oil and Gas International Inc.	10,200	164
*	Solazyme Inc.	13,034	150
*	Double Eagle Petroleum Co.	25,587	142
*	Union Drilling Inc.	21,397	139
*	Evolution Petroleum Corp.	17,105	138
*	Warren Resources Inc.	43,588	133
*	Lone Pine Resources Inc.	83,387	130
*	James River Coal Co.	44,326	128
*,^ Hyperdynamics Corp.		157,899	115
*	KiOR Inc.	11,000	102
*,^ GMX Resources Inc.		126,772	101

* CAMAC Energy Inc.	201,419	95
* USEC Inc.	120,969	94
* Westmoreland Coal Co.	9,078	90
* REX American Resources Corp.	4,844	87
* TGC Industries Inc.	11,066	80
Panhandle Oil and Gas Inc. Class A	2,516	77
* Crimson Exploration Inc.	16,392	70
* TransAtlantic Petroleum Ltd.	65,500	69
* Green Plains Renewable Energy Inc.	11,136	65
* HKN Inc.	28,657	56
* ZaZa Energy Corp.	18,622	55
* Uranium Energy Corp.	20,935	55
* ENGlobal Corp.	48,501	26
* Gasco Energy Inc.	164,589	24
* GreenHunter Energy Inc.	10,141	23
* Syntroleum Corp.	28,793	22
* Houston American Energy Corp.	14,695	13
* Verenium Corp.	2,972	10
* Geokinetics Inc.	22,198	8
* Barnwell Industries Inc.	2,036	7
* Oilsands Quest Inc.	466,625	6
* Sanchez Energy Corp.	300	6
* Uranium Resources Inc.	8,178	4
* GeoGlobal Resources Inc.	19,882	3
* Uranerz Energy Corp.	681	1
* Isramco Inc.	8	1
* PrimeEnergy Corp.	10	—
* Cubic Energy Inc.	223	—
* Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	6,693	—
		2,418,864
Financials (15.6%)
Wells Fargo & Co.	7,451,335	257,295
JPMorgan Chase & Co.	5,618,819	227,450
Citigroup Inc.	4,328,266	141,621
Bank of America Corp.	15,907,571	140,464
* Berkshire Hathaway Inc. Class B	1,290,886	113,856
US Bancorp	2,796,245	95,911
American Express Co.	1,528,834	86,929
Goldman Sachs Group Inc.	689,742	78,410
Simon Property Group Inc.	447,376	67,916
* American International Group Inc.	1,634,473	53,594
PNC Financial Services Group Inc.	780,523	49,251
Capital One Financial Corp.	857,905	48,909
MetLife Inc.	1,254,532	43,231
American Tower Corporation	582,468	41,582
Bank of New York Mellon Corp.	1,760,408	39,820
Travelers Cos. Inc.	574,298	39,202
ACE Ltd.	500,041	37,803
Prudential Financial Inc.	689,432	37,581
Morgan Stanley	2,189,766	36,657
BlackRock Inc.	195,337	34,829
BB&T Corp.	1,031,619	34,208
Aflac Inc.	690,602	33,066
Discover Financial Services	783,308	31,121
Chubb Corp.	398,445	30,393
State Street Corp.	721,538	30,276
Public Storage	215,339	29,969

Allstate Corp.	724,568	28,700
Franklin Resources Inc.	222,366	27,811
HCP Inc.	619,162	27,540
Marsh & McLennan Cos. Inc.	805,872	27,343
Ventas Inc.	434,370	27,040
CME Group Inc.	466,015	26,703
Equity Residential	443,797	25,532
Boston Properties Inc.	221,303	24,478
Annaly Capital Management Inc.	1,438,703	24,228
Aon plc	456,066	23,848
T. Rowe Price Group Inc.	376,678	23,844
Prologis Inc.	679,643	23,808
SunTrust Banks Inc.	794,519	22,461
Health Care REIT Inc.	376,858	21,764
Fifth Third Bancorp	1,358,461	21,070
Weyerhaeuser Co.	793,610	20,745
Charles Schwab Corp.	1,597,793	20,436
Vornado Realty Trust	246,766	20,000
Loews Corp.	468,805	19,343
AvalonBay Communities Inc.	140,876	19,158
Ameriprise Financial Inc.	322,940	18,307
Progressive Corp.	855,607	17,745
American Capital Agency Corp.	497,487	17,208
Host Hotels & Resorts Inc.	1,061,203	17,032
Invesco Ltd.	662,191	16,548
M&T Bank Corp.	168,144	16,001
Regions Financial Corp.	2,086,998	15,047
Northern Trust Corp.	320,763	14,888
* IntercontinentalExchange Inc.	107,647	14,361
Moody's Corp.	298,944	13,204
Digital Realty Trust Inc.	178,041	12,436
KeyCorp	1,406,965	12,297
Kimco Realty Corp.	600,677	12,176
General Growth Properties Inc.	624,693	12,169
Hartford Financial Services Group Inc.	618,330	12,020
Principal Financial Group Inc.	444,347	11,971
SLM Corp.	720,102	11,320
Macerich Co.	195,676	11,199
* CIT Group Inc.	281,727	11,097
XL Group plc Class A	461,598	11,092
SL Green Realty Corp.	133,426	10,683
Plum Creek Timber Co. Inc.	238,449	10,454
Lincoln National Corp.	422,930	10,231
Federal Realty Investment Trust	94,349	9,935
Willis Group Holdings plc	256,318	9,463
* Affiliated Managers Group Inc.	75,948	9,342
NYSE Euronext	376,398	9,278
New York Community Bancorp Inc.	648,577	9,184
UDR Inc.	365,346	9,068
Comerica Inc.	290,856	9,031
Rayonier Inc.	180,829	8,862
Huntington Bancshares Inc.	1,277,153	8,812
Cincinnati Financial Corp.	227,816	8,632
* CBRE Group Inc. Class A	460,413	8,476
Everest Re Group Ltd.	78,162	8,360
* Arch Capital Group Ltd.	200,028	8,337
Unum Group	423,550	8,141

Realty Income Corp.	197,974	8,095
Essex Property Trust Inc.	52,070	7,719
Camden Property Trust	118,685	7,654
Torchmark Corp.	145,869	7,490
PartnerRe Ltd.	95,697	7,108
Leucadia National Corp.	307,285	6,991
Alexandria Real Estate Equities Inc.	91,744	6,745
Taubman Centers Inc.	86,899	6,668
WR Berkley Corp.	174,795	6,553
* Alleghany Corp.	18,844	6,500
Regency Centers Corp.	132,954	6,479
* MSCI Inc. Class A	180,669	6,466
People's United Financial Inc.	527,691	6,406
Raymond James Financial Inc.	174,124	6,382
Fidelity National Financial Inc. Class A	298,164	6,378
Liberty Property Trust	174,450	6,322
Arthur J Gallagher & Co.	176,154	6,310
Reinsurance Group of America Inc. Class A	108,959	6,305
* Markel Corp.	13,636	6,252
Ares Capital Corp.	362,191	6,208
Axis Capital Holdings Ltd.	172,255	6,015
RenaissanceRe Holdings Ltd.	76,970	5,930
American Campus Communities Inc.	133,453	5,856
Duke Realty Corp.	396,105	5,823
* Berkshire Hathaway Inc. Class A	43	5,706
Zions Bancorporation	273,655	5,652
Senior Housing Properties Trust	259,134	5,644
Hudson City Bancorp Inc.	703,099	5,597
* American Capital Ltd.	493,328	5,594
Apartment Investment & Management Co. Class A	213,215	5,541
BRE Properties Inc.	114,127	5,351
DDR Corp.	335,931	5,160
HCC Insurance Holdings Inc.	149,839	5,078
TD Ameritrade Holding Corp.	326,096	5,012
Eaton Vance Corp.	171,591	4,969
Jones Lang LaSalle Inc.	65,041	4,966
Kilroy Realty Corp.	110,097	4,930
Extra Space Storage Inc.	146,809	4,881
National Retail Properties Inc.	159,272	4,858
Weingarten Realty Investors	170,986	4,806
Two Harbors Investment Corp.	403,291	4,739
Assurant Inc.	126,920	4,734
Brown & Brown Inc.	181,365	4,728
Cullen/Frost Bankers Inc.	82,200	4,721
Legg Mason Inc.	189,136	4,668
First Republic Bank	135,254	4,661
* Signature Bank	68,489	4,594
Douglas Emmett Inc.	196,874	4,542
East West Bancorp Inc.	214,268	4,525
MFA Financial Inc.	531,754	4,520
SEI Investments Co.	209,401	4,492
Commerce Bancshares Inc.	111,247	4,487
CBL & Associates Properties Inc.	210,204	4,486
Piedmont Office Realty Trust Inc. Class A	257,079	4,458
Tanger Factory Outlet Centers	137,821	4,456
Home Properties Inc.	72,277	4,428
* Ocwen Financial Corp.	160,585	4,402

NASDAQ OMX Group Inc.	188,568	4,393
Hospitality Properties Trust	183,424	4,362
White Mountains Insurance Group Ltd.	8,405	4,315
BioMed Realty Trust Inc.	228,624	4,280
First Niagara Financial Group Inc.	525,001	4,247
Waddell & Reed Financial Inc. Class A	128,626	4,215
Allied World Assurance Co. Holdings AG	54,020	4,173
Chimera Investment Corp.	1,528,667	4,143
Hatteras Financial Corp.	145,584	4,104
American Financial Group Inc.	107,992	4,093
Starwood Property Trust Inc.	173,269	4,032
* SVB Financial Group	65,897	3,984
Mid-America Apartment Communities Inc.	60,986	3,983
Equity Lifestyle Properties Inc.	58,319	3,973
ProAssurance Corp.	43,270	3,913
Post Properties Inc.	80,595	3,865
* Genworth Financial Inc. Class A	731,699	3,827
CBOE Holdings Inc.	129,861	3,820
Hancock Holding Co.	119,733	3,706
City National Corp.	71,339	3,675
First Horizon National Corp.	373,677	3,598
Highwoods Properties Inc.	110,231	3,596
Omega Healthcare Investors Inc.	157,616	3,583
* E*TRADE Financial Corp.	403,387	3,554
Mack-Cali Realty Corp.	130,629	3,475
CNO Financial Group Inc.	357,263	3,448
Invesco Mortgage Capital Inc.	171,262	3,447
Old Republic International Corp.	367,426	3,417
Associated Banc-Corp	258,772	3,408
LaSalle Hotel Properties	127,034	3,391
CYS Investments Inc.	239,495	3,374
Assured Guaranty Ltd.	244,738	3,333
ARMOUR Residential REIT Inc.	430,129	3,295
First American Financial Corp.	150,050	3,252
Aspen Insurance Holdings Ltd.	106,207	3,238
Protective Life Corp.	120,919	3,169
Entertainment Properties Trust	69,705	3,097
Bank of Hawaii Corp.	67,583	3,083
Validus Holdings Ltd.	90,150	3,057
* Howard Hughes Corp.	42,386	3,012
* Texas Capital Bancshares Inc.	59,962	2,981
Fulton Financial Corp.	299,704	2,955
Healthcare Realty Trust Inc.	127,809	2,946
Capitol Federal Financial Inc.	244,017	2,918
Federated Investors Inc. Class B	139,645	2,889
Prosperity Bancshares Inc.	67,082	2,859
* Forest City Enterprises Inc. Class A	180,247	2,857
Prospect Capital Corp.	243,000	2,799
Valley National Bancorp	277,922	2,785
Susquehanna Bancshares Inc.	266,076	2,783
TCF Financial Corp.	230,866	2,757
Erie Indemnity Co. Class A	42,633	2,740
Jefferies Group Inc.	200,070	2,739
RLJ Lodging Trust	142,969	2,704
DiamondRock Hospitality Co.	279,432	2,691
* Popular Inc.	153,340	2,673
Washington REIT	99,376	2,665

Washington Federal Inc.	159,623	2,662
Janus Capital Group Inc.	280,019	2,643
Synovus Financial Corp.	1,113,402	2,639
Webster Financial Corp.	110,905	2,628
Colonial Properties Trust	124,476	2,620
Brandywine Realty Trust	213,705	2,605
Corporate Office Properties Trust	108,287	2,596
DCT Industrial Trust Inc.	395,435	2,558
* Stifel Financial Corp.	75,728	2,544
Alterra Capital Holdings Ltd.	105,066	2,515
Hanover Insurance Group Inc.	67,369	2,510
Sovran Self Storage Inc.	43,177	2,498
Endurance Specialty Holdings Ltd.	64,382	2,479
CapitalSource Inc.	326,646	2,476
FirstMerit Corp.	163,319	2,406
BOK Financial Corp.	40,595	2,399
Apollo Investment Corp.	303,061	2,385
DuPont Fabros Technology Inc.	94,181	2,378
UMB Financial Corp.	48,571	2,364
LPL Financial Holdings Inc.	82,835	2,364
FNB Corp.	207,226	2,323
Kemper Corp.	75,517	2,319
EastGroup Properties Inc.	42,593	2,266
CubeSmart	174,961	2,252
Potlatch Corp.	59,878	2,238
Trustmark Corp.	91,608	2,230
* Sunstone Hotel Investors Inc.	201,585	2,217
* MBIA Inc.	217,786	2,206
Glimcher Realty Trust	208,556	2,204
Umpqua Holdings Corp.	166,068	2,141
Greenhill & Co. Inc.	41,281	2,136
Medical Properties Trust Inc.	203,010	2,121
Platinum Underwriters Holdings Ltd.	51,848	2,119
* Altisource Portfolio Solutions SA	24,446	2,108
StanCorp Financial Group Inc.	66,332	2,072
Old National Bancorp	150,883	2,053
Wintrust Financial Corp.	53,932	2,026
Community Bank System Inc.	71,699	2,021
Lexington Realty Trust	209,206	2,021
Iberiabank Corp.	44,064	2,018
* St. Joe Co.	103,182	2,012
PennyMac Mortgage Investment Trust	84,810	1,982
Pebblebrook Hotel Trust	84,308	1,972
Westamerica Bancorporation	41,582	1,956
Cathay General Bancorp	112,416	1,940
PS Business Parks Inc.	28,948	1,934
RLI Corp.	28,866	1,924
Primerica Inc.	66,437	1,903
First Midwest Bancorp Inc.	151,120	1,897
Newcastle Investment Corp.	251,256	1,892
Capstead Mortgage Corp.	140,128	1,890
* First Cash Financial Services Inc.	40,633	1,870
BancorpSouth Inc.	126,708	1,868
United Bankshares Inc.	74,570	1,858
* Alexander & Baldwin Inc.	62,756	1,853
Fifth Street Finance Corp.	168,553	1,851
Sun Communities Inc.	41,907	1,849

* BBCN Bancorp Inc.	146,325	1,845
* First Industrial Realty Trust Inc.	139,743	1,836
CommonWealth REIT	124,980	1,820
Equity One Inc.	86,089	1,813
Education Realty Trust Inc.	165,572	1,805
National Health Investors Inc.	35,036	1,802
Northwest Bancshares Inc.	145,251	1,776
First Financial Bancorp	104,448	1,766
National Penn Bancshares Inc.	192,280	1,752
Astoria Financial Corp.	177,172	1,750
* PHH Corp.	84,544	1,720
PrivateBancorp Inc. Class A	107,235	1,715
MarketAxess Holdings Inc.	54,168	1,712
Montpelier Re Holdings Ltd.	77,049	1,705
Redwood Trust Inc.	117,646	1,701
Cash America International Inc.	43,788	1,689
Bank of the Ozarks Inc.	48,848	1,684
Glacier Bancorp Inc.	107,869	1,681
Anworth Mortgage Asset Corp.	242,623	1,650
Home BancShares Inc.	48,388	1,650
* Western Alliance Bancorp	161,023	1,642
American Assets Trust Inc.	60,882	1,631
Acadia Realty Trust	65,014	1,614
Mercury General Corp.	41,679	1,611
CVB Financial Corp.	133,322	1,592
* Credit Acceptance Corp.	18,482	1,580
* Financial Engines Inc.	65,935	1,571
First Commonwealth Financial Corp.	222,712	1,570
Argo Group International Holdings Ltd.	48,375	1,567
NBT Bancorp Inc.	70,728	1,561
Columbia Banking System Inc.	84,118	1,560
* Citizens Republic Bancorp Inc.	80,109	1,550
Cousins Properties Inc.	194,692	1,546
* Ezcorp Inc. Class A	67,392	1,545
International Bancshares Corp.	81,083	1,545
BlackRock Kelso Capital Corp.	158,703	1,543
Associated Estates Realty Corp.	101,706	1,542
MB Financial Inc.	77,978	1,540
PacWest Bancorp	64,935	1,518
Boston Private Financial Holdings Inc.	154,174	1,479
Chemical Financial Corp.	60,531	1,465
Alexander's Inc.	3,409	1,457
Evercore Partners Inc. Class A	53,323	1,440
LTC Properties Inc.	44,577	1,420
Colony Financial Inc.	72,748	1,417
Symetra Financial Corp.	114,213	1,405
* Pinnacle Financial Partners Inc.	72,232	1,395
Independent Bank Corp.	46,363	1,395
* World Acceptance Corp.	20,513	1,384
Brookline Bancorp Inc.	156,597	1,381
Provident Financial Services Inc.	87,209	1,377
Oritani Financial Corp.	91,396	1,375
Selective Insurance Group Inc.	72,256	1,372
First Citizens BancShares Inc. Class A	8,307	1,353
* Strategic Hotels & Resorts Inc.	221,517	1,331
* Investors Bancorp Inc.	70,959	1,294
Chesapeake Lodging Trust	64,748	1,287

First Financial Bankshares Inc.	35,584	1,282
Government Properties Income Trust	54,694	1,280
Ashford Hospitality Trust Inc.	151,635	1,274
City Holding Co.	35,180	1,261
Banner Corp.	45,969	1,246
* FelCor Lodging Trust Inc.	261,182	1,238
Saul Centers Inc.	27,742	1,232
* Enstar Group Ltd.	12,146	1,210
Amtrust Financial Services Inc.	47,045	1,205
* Hilltop Holdings Inc.	94,220	1,198
American Equity Investment Life Holding Co.	101,430	1,180
Franklin Street Properties Corp.	105,445	1,167
First Merchants Corp.	75,840	1,138
Tower Group Inc.	58,524	1,135
* DFC Global Corp.	65,124	1,117
* TFS Financial Corp.	121,726	1,104
BGC Partners Inc. Class A	224,681	1,101
Berkshire Hills Bancorp Inc.	47,726	1,092
* Walter Investment Management Corp.	29,431	1,089
Cardinal Financial Corp.	76,047	1,087
Community Trust Bancorp Inc.	30,531	1,085
Employers Holdings Inc.	58,710	1,076
First Busey Corp.	216,726	1,058
* AMERISAFE Inc.	38,671	1,050
ViewPoint Financial Group Inc.	54,445	1,044
Campus Crest Communities Inc.	96,519	1,042
* iStar Financial Inc.	124,609	1,032
Flushing Financial Corp.	64,252	1,015
Cohen & Steers Inc.	33,982	1,007
Park National Corp.	14,353	1,005
Dime Community Bancshares Inc.	68,965	996
NorthStar Realty Finance Corp.	153,372	975
Capital Southwest Corp.	8,696	973
Hersha Hospitality Trust Class A	198,361	972
* Beneficial Mutual Bancorp Inc.	100,557	961
FBL Financial Group Inc. Class A	28,862	958
Apollo Residential Mortgage Inc.	43,364	956
Main Street Capital Corp.	32,263	952
* Central Pacific Financial Corp.	65,626	938
S&T Bancorp Inc.	52,108	918
* Ameris Bancorp	72,493	913
Radian Group Inc.	210,265	913
Infinity Property & Casualty Corp.	14,996	906
Apollo Commercial Real Estate Finance Inc.	51,939	901
Great Southern Bancorp Inc.	28,997	896
Agree Realty Corp.	34,894	889
SCBT Financial Corp.	21,992	886
Arrow Financial Corp.	35,378	884
Duff & Phelps Corp. Class A	64,184	874
Oriental Financial Group Inc.	82,278	866
Interactive Brokers Group Inc.	61,405	861
Pennsylvania REIT	54,081	858
Bancfirst Corp.	19,865	853
Calamos Asset Management Inc. Class A	72,310	842
Bryn Mawr Bank Corp.	37,474	841
First Potomac Realty Trust	64,577	832
BankUnited Inc.	33,750	831

CreXus Investment Corp.	76,479	827
Federal Agricultural Mortgage Corp.	32,088	826
Northfield Bancorp Inc.	51,535	826
CoBiz Financial Inc.	117,877	825
Hercules Technology Growth Capital Inc.	74,689	822
* Navigators Group Inc.	16,694	822
Summit Hotel Properties Inc.	94,398	806
Camden National Corp.	21,529	797
Lakeland Financial Corp.	28,839	796
Horace Mann Educators Corp.	43,866	794
* Eagle Bancorp Inc.	46,777	782
American National Insurance Co.	10,735	771
Sterling Financial Corp.	34,386	766
* ICG Group Inc.	75,111	763
American Capital Mortgage Investment Corp.	30,100	756
Cedar Realty Trust Inc.	142,237	751
* Cowen Group Inc. Class A	275,059	743
Nelnet Inc. Class A	31,206	741
* Citizens Inc.	69,749	732
Solar Capital Ltd.	31,728	727
Inland Real Estate Corp.	87,190	719
Bank Mutual Corp.	156,801	713
KBW Inc.	43,214	712
Arlington Asset Investment Corp. Class A	29,667	708
Alliance Financial Corp.	17,543	705
* Greenlight Capital Re Ltd. Class A	28,310	701
Provident New York Bancorp	74,247	699
* HFF Inc. Class A	46,717	696
* Forestar Group Inc.	41,198	686
Flagstone Reinsurance Holdings SA	78,913	678
WesBanco Inc.	32,693	677
Getty Realty Corp.	37,489	673
Triangle Capital Corp.	26,202	672
Safety Insurance Group Inc.	14,544	667
TrustCo Bank Corp. NY	115,773	662
Hudson Valley Holding Corp.	38,688	660
Excel Trust Inc.	56,988	651
GAMCO Investors Inc.	13,016	648
Arbor Realty Trust Inc.	107,271	640
* Zillow Inc. Class A	15,100	637
BankFinancial Corp.	72,276	635
Sabra Health Care REIT Inc.	30,977	620
Heartland Financial USA Inc.	22,443	612
PennantPark Investment Corp.	56,654	601
Investors Real Estate Trust	72,673	601
Dynex Capital Inc.	55,783	600
Southside Bancshares Inc.	27,003	589
* National Financial Partners Corp.	34,259	579
Bank of Marin Bancorp	13,503	574
Presidential Life Corp.	40,566	565
Sandy Spring Bancorp Inc.	29,346	565
* Piper Jaffray Cos.	22,173	564
First Financial Holdings Inc.	43,405	564
* BofI Holding Inc.	21,643	564
Centerstate Banks Inc.	60,684	541
Renasant Corp.	27,530	540
United Fire Group Inc.	21,347	536

* AV Homes Inc.	35,930	533
* Netspend Holdings Inc.	54,225	533
* MGIC Investment Corp.	340,872	522
* PICO Holdings Inc.	22,802	520
Epoch Holding Corp.	22,270	514
* Global Indemnity plc	23,364	511
Diamond Hill Investment Group Inc.	6,651	510
* Gramercy Capital Corp.	167,097	503
Ames National Corp.	24,109	502
Marlin Business Services Corp.	23,447	497
Retail Opportunity Investments Corp.	38,206	492
1st Source Corp.	21,614	481
* MPG Office Trust Inc.	142,219	476
Chatham Lodging Trust	33,912	471
Hudson Pacific Properties Inc.	25,254	467
* INTL. FCStone Inc.	24,370	464
* Capital Trust Inc. Class A	122,223	461
* Investment Technology Group Inc.	52,661	458
Kennedy-Wilson Holdings Inc.	32,236	450
* Hanmi Financial Corp.	35,133	450
Simmons First National Corp. Class A	18,418	449
Enterprise Financial Services Corp.	32,911	448
GFI Group Inc.	134,693	428
Republic Bancorp Inc. Class A	19,506	428
* eHealth Inc.	22,572	424
Consolidated-Tomoka Land Co.	12,803	421
Ramco-Gershenson Properties Trust	32,545	408
Gladstone Capital Corp.	45,782	401
Baldwin & Lyons Inc.	16,532	395
Resource Capital Corp.	67,068	394
* Knight Capital Group Inc. Class A	146,735	393
* Virtus Investment Partners Inc.	4,521	389
Coresite Realty Corp.	14,337	386
MCG Capital Corp.	83,010	383
Stewart Information Services Corp.	18,521	373
First Community Bancshares Inc.	24,246	370
* Bridge Capital Holdings	23,409	362
Gladstone Investment Corp.	46,087	360
Maiden Holdings Ltd.	40,302	358
Meadowbrook Insurance Group Inc.	45,580	350
First Pactrust Bancorp Inc.	27,859	348
* BRT Realty Trust	52,994	344
Universal Health Realty Income Trust	7,444	342
Rouse Properties Inc.	23,845	342
Lakeland Bancorp Inc.	32,970	341
* Flagstar Bancorp Inc.	306,392	337
* Green Dot Corp. Class A	27,259	333
Artio Global Investors Inc. Class A	110,567	329
American National Bankshares Inc.	14,558	329
FXCM Inc. Class A	33,083	316
Donegal Group Inc. Class A	22,475	316
STAG Industrial Inc.	19,301	314
* Capital City Bank Group Inc.	29,455	313
First Defiance Financial Corp.	18,074	312
AG Mortgage Investment Trust Inc.	12,851	310
* NewStar Financial Inc.	24,590	295
* BBX Capital Corp.	45,604	295

* FBR & Co.	94,049	291
Medallion Financial Corp.	24,457	289
StellarOne Corp.	21,057	277
Parkway Properties Inc.	20,713	277
State Bank Financial Corp.	16,723	276
* CIFC Corp.	37,637	275
Tompkins Financial Corp.	6,671	270
* Phoenix Cos. Inc.	8,798	270
* Safeguard Scientifics Inc.	17,087	268
US Global Investors Inc. Class A	43,305	265
* American Safety Insurance Holdings Ltd.	14,083	263
* AmeriServ Financial Inc.	91,546	261
National Western Life Insurance Co. Class A	1,815	260
SY Bancorp Inc.	10,771	255
* Tejon Ranch Co.	8,297	249
* Ladenburg Thalmann Financial Services Inc.	188,647	249
Sierra Bancorp	20,199	248
First of Long Island Corp.	7,987	246
RAIT Financial Trust	46,457	244
Kite Realty Group Trust	45,906	234
ESSA Bancorp Inc.	22,091	230
Bar Harbor Bankshares	6,238	223
Center Bancorp Inc.	18,481	220
Crawford & Co. Class B	42,732	214
Washington Trust Bancorp Inc.	8,065	212
Bridge Bancorp Inc.	8,989	210
TowneBank	13,488	207
EMC Insurance Group Inc.	9,778	205
Urstadt Biddle Properties Inc. Class A	9,981	202
Golub Capital BDC Inc.	12,656	201
* Doral Financial Corp.	208,027	196
Investors Title Co.	2,968	194
First Financial Corp.	6,108	191
German American Bancorp Inc.	7,886	190
TICC Capital Corp.	18,159	189
Resource America Inc. Class A	27,022	185
MVC Capital Inc.	14,312	183
Westfield Financial Inc.	24,409	183
OneBeacon Insurance Group Ltd. Class A	13,245	178
Trico Bancshares	10,697	177
* West Coast Bancorp	7,687	173
* WisdomTree Investments Inc.	25,074	168
* First Marblehead Corp.	159,153	167
KCAP Financial Inc.	17,804	165
WSFS Financial Corp.	3,949	163
First Bancorp	13,764	159
State Auto Financial Corp.	9,657	158
* Wilshire Bancorp Inc.	24,764	156
Clifton Savings Bancorp Inc.	14,108	155
* SWS Group Inc.	25,127	154
OceanFirst Financial Corp.	10,355	152
Crawford & Co. Class A	34,505	149
* Guaranty Bancorp	73,755	149
Financial Institutions Inc.	7,971	149
CapLease Inc.	28,661	148
* Gleacher & Co. Inc.	196,770	144
Univest Corp. of Pennsylvania	7,755	140

Merchants Bancshares Inc.	4,593	136
SeaBright Holdings Inc.	12,256	135
Rockville Financial Inc.	10,851	133
Mission West Properties Inc.	15,193	132
Century Bancorp Inc. Class A	4,130	132
* United Community Banks Inc.	15,440	130
Nicholas Financial Inc.	9,317	120
* American Independence Corp.	24,191	119
National Interstate Corp.	4,505	116
Union First Market Bankshares Corp.	7,385	115
MainSource Financial Group Inc.	8,507	109
Thomas Properties Group Inc.	18,002	105
CFS Bancorp Inc.	19,042	104
Monmouth Real Estate Investment Corp. Class A	9,168	103
Sterling Bancorp	10,065	100
* CompuCredit Holdings Corp.	26,603	99
Life Partners Holdings Inc.	35,038	95
One Liberty Properties Inc.	5,034	94
* BancTrust Financial Group Inc.	31,127	94
Citizens & Northern Corp.	4,704	92
Peoples Bancorp Inc.	3,924	90
CNB Financial Corp.	5,116	90
Kaiser Federal Financial Group Inc.	5,900	89
* First Financial Northwest Inc.	10,288	83
* Consumer Portfolio Services Inc.	27,554	83
* Cape Bancorp Inc.	8,730	82
Gain Capital Holdings Inc.	16,062	79
* Metro Bancorp Inc.	6,058	77
ESB Financial Corp.	5,426	76
Winthrop Realty Trust	6,882	74
Ameriana Bancorp	11,164	72
* Tree.com Inc.	4,506	71
* Mercantile Bank Corp.	4,071	70
* Suffolk Bancorp	4,640	68
Pzena Investment Management Inc. Class A	12,816	67
Oppenheimer Holdings Inc. Class A	4,171	67
Central Bancorp Inc.	2,000	65
West Bancorporation Inc.	5,282	64
United Financial Bancorp Inc.	4,277	62
Bank of Kentucky Financial Corp.	2,227	62
* Virginia Commerce Bancorp Inc.	6,417	56
Westwood Holdings Group Inc.	1,437	56
Kansas City Life Insurance Co.	1,335	51
* Firstcity Financial Corp.	6,368	51
Gladstone Commercial Corp.	2,735	50
National Bankshares Inc.	1,458	48
* Southwest Bancorp Inc.	4,391	48
* Bancorp Inc.	4,624	47
Heritage Financial Corp.	2,981	45
Institutional Financial Markets Inc.	39,632	45
* Hallmark Financial Services	5,462	44
* Hampton Roads Bankshares Inc.	29,317	44
* First Acceptance Corp.	36,967	42
PMC Commercial Trust	5,645	42
NGP Capital Resources Co.	5,652	42
* NewBridge Bancorp	8,541	41
* Republic First Bancorp Inc.	19,317	40

Eastern Insurance Holdings Inc.	2,351	39
* Federated National Holding Co.	6,330	38
UMH Properties Inc.	3,150	38
* Waterstone Financial Inc.	7,258	38
* American River Bankshares	4,569	36
* Heritage Commerce Corp.	5,119	36
Pulaski Financial Corp.	4,255	35
First M&F Corp.	4,721	35
* Eastern Virginia Bankshares Inc.	7,531	35
Provident Financial Holdings Inc.	2,366	34
* Colony Bankcorp Inc.	8,747	32
Peapack Gladstone Financial Corp.	1,881	31
QC Holdings Inc.	8,515	30
* Macatawa Bank Corp.	9,356	29
Citizens South Banking Corp.	4,075	29
* United Community Financial Corp.	7,740	27
Home Federal Bancorp Inc.	2,343	27
* FNB United Corp.	2,200	26
Meta Financial Group Inc.	1,065	26
Alliance Bancorp Inc. of Pennsylvania	1,999	25
* Berkshire Bancorp Inc.	2,765	23
Territorial Bancorp Inc.	952	22
First Interstate Bancsystem Inc.	1,458	22
* Pacific Mercantile Bancorp	3,311	22
Federal Agricultural Mortgage Corp. Class A	1,021	22
* Walker & Dunlop Inc.	1,366	21
Washington Banking Co.	1,457	21
Universal Insurance Holdings Inc.	5,131	20
Independence Holding Co.	1,816	18
* North Valley Bancorp	1,335	18
Greene County Bancorp Inc.	800	18
California First National Bancorp	949	17
Codorus Valley Bancorp Inc.	1,213	17
* 1st United Bancorp Inc.	2,581	17
* Sun Bancorp Inc.	4,829	16
* BCSB Bancorp Inc.	1,216	16
Penns Woods Bancorp Inc.	363	16
TF Financial Corp.	662	16
* First South Bancorp Inc.	3,190	16
* Stratus Properties Inc.	1,643	15
Pacific Continental Corp.	1,661	15
Shore Bancshares Inc.	2,438	15
First Bancorp Inc.	791	14
* Farmers Capital Bank Corp.	1,229	13
* First United Corp.	1,861	13
Terreno Realty Corp.	801	13
C&F Financial Corp.	305	12
* Maui Land & Pineapple Co. Inc.	5,226	12
* Preferred Bank	793	11
HopFed Bancorp Inc.	1,411	10
Middleburg Financial Corp.	539	10
JMP Group Inc.	1,711	9
Firstbank Corp.	878	9
* Unity Bancorp Inc.	1,345	8
* Seacoast Banking Corp. of Florida	4,924	8
MutualFirst Financial Inc.	544	6
* Old Second Bancorp Inc.	4,290	6

Northrim BanCorp Inc.	303	6
Wayne Savings Bancshares Inc.	693	6
HF Financial Corp.	396	5
* Timberland Bancorp Inc.	706	4
* Royal Bancshares of Pennsylvania Inc.	1,796	4
* Premierwest Bancorp	2,834	4
* Jefferson Bancshares Inc.	1,639	4
* ZipRealty Inc.	1,295	4
* Independent Bank Corp.	1,015	3
* Community Bankers Trust Corp.	851	2
Charter Financial Corp.	200	2
New Hampshire Thrift Bancshares Inc.	141	2
* MetroCorp Bancshares Inc.	159	2
THL Credit Inc.	117	2
Peoples Financial Corp.	187	2
* Taylor Capital Group Inc.	87	1
* Home Bancorp Inc.	53	1
MidSouth Bancorp Inc.	54	1
* Harris & Harris Group Inc.	229	1
Horizon Bancorp	27	1
* United Security Bancshares	128	1
Fox Chase Bancorp Inc.	43	1
* Penson Worldwide Inc.	13,212	1
* Orrstown Financial Services Inc.	53	1
Hingham Institution for Savings	9	1
Citizens Holding Co.	29	1
Oneida Financial Corp.	52	1
Norwood Financial Corp.	18	1
Ohio Valley Banc Corp.	28	1
* Intervest Bancshares Corp. Class A	131	—
Union Bankshares Inc.	25	—
Auburn National Bancorporation Inc.	18	—
* Southern Community Financial Corp.	118	—
* Yadkin Valley Financial Corp.	114	—
SI Financial Group Inc.	31	—
Landmark Bancorp Inc.	16	—
* MBT Financial Corp.	114	—
Old Point Financial Corp.	27	—
Community Bank Shares of Indiana Inc.	22	—
* 1st Constitution Bancorp	32	—
Tower Financial Corp.	24	—
First Citizens Banc Corp.	54	—
LNB Bancorp Inc.	46	—
Salisbury Bancorp Inc.	11	—
Hawthorn Bancshares Inc.	29	—
ECB Bancorp Inc.	16	—
Mid Penn Bancorp Inc.	24	—
* Summit Financial Group Inc.	44	—
* United Bancshares Inc.	23	—
* WSB Holdings Inc.	35	—
Cheviot Financial Corp.	19	—
* United Security Bancshares	57	—
* Vestin Realty Mortgage II Inc.	90	—
* Severn Bancorp Inc.	41	—
Heritage Financial Group Inc.	9	—
* Prudential Bancorp Inc. of Pennsylvania	19	—
* Valley National Bancorp Warrants Exp. 6/30/2015	240	—

* Park Sterling Corp.	19	—
WVS Financial Corp.	11	—
National Security Group Inc.	11	—
* Transcontinental Realty Investors Inc.	12	—
* Porter Bancorp Inc.	25	—
		3,641,447
Health Care (11.8%)
Johnson & Johnson	4,051,596	279,195
Pfizer Inc.	11,052,604	274,657
Merck & Co. Inc.	4,489,565	202,479
Abbott Laboratories	2,322,490	159,230
Amgen Inc.	1,147,872	96,789
UnitedHealth Group Inc.	1,531,258	84,847
Bristol-Myers Squibb Co.	2,493,511	84,156
* Express Scripts Holding Co.	1,188,921	74,510
* Gilead Sciences Inc.	1,117,823	74,145
Eli Lilly & Co.	1,541,435	73,079
Medtronic Inc.	1,531,324	66,031
* Biogen Idec Inc.	336,018	50,144
* Celgene Corp.	650,227	49,677
Baxter International Inc.	821,121	49,481
Covidien plc	711,899	42,301
Allergan Inc.	454,115	41,588
* Alexion Pharmaceuticals Inc.	283,628	32,447
Thermo Fisher Scientific Inc.	542,455	31,913
McKesson Corp.	347,451	29,891
* Intuitive Surgical Inc.	58,629	29,058
WellPoint Inc.	488,296	28,326
Stryker Corp.	449,924	25,043
Becton Dickinson and Co.	299,245	23,509
Aetna Inc.	513,110	20,319
Cigna Corp.	425,907	20,090
Cardinal Health Inc.	511,214	19,922
Agilent Technologies Inc.	513,263	19,735
St. Jude Medical Inc.	463,109	19,511
* Edwards Lifesciences Corp.	169,228	18,170
Zimmer Holdings Inc.	260,168	17,593
* Vertex Pharmaceuticals Inc.	311,805	17,446
Humana Inc.	241,353	16,931
* Regeneron Pharmaceuticals Inc.	109,864	16,772
* Cerner Corp.	214,099	16,573
* Watson Pharmaceuticals Inc.	188,274	16,033
* Mylan Inc.	633,452	15,456
Perrigo Co.	131,115	15,232
Quest Diagnostics Inc.	234,541	14,877
AmerisourceBergen Corp. Class A	373,395	14,454
* DaVita Inc.	138,803	14,381
* Forest Laboratories Inc.	393,265	14,004
* Laboratory Corp. of America Holdings	143,333	13,254
* Life Technologies Corp.	263,621	12,886
CR Bard Inc.	118,086	12,358
* Boston Scientific Corp.	2,109,914	12,111
* Waters Corp.	131,595	10,966
* Henry Schein Inc.	132,679	10,517
* Varian Medical Systems Inc.	165,074	9,957
* CareFusion Corp.	328,884	9,337
Coventry Health Care Inc.	210,991	8,796

* Illumina Inc.	182,340	8,789
HCA Holdings Inc.	260,283	8,654
ResMed Inc.	211,073	8,542
* IDEXX Laboratories Inc.	81,421	8,089
* Onyx Pharmaceuticals Inc.	95,130	8,038
* Hospira Inc.	243,945	8,006
DENTSPLY International Inc.	209,412	7,987
* Mettler-Toledo International Inc.	46,481	7,936
* Hologic Inc.	390,916	7,912
* BioMarin Pharmaceutical Inc.	180,557	7,271
Cooper Cos. Inc.	70,359	6,646
* AMERIGROUP Corp.	71,928	6,576
Universal Health Services Inc. Class B	132,784	6,072
* Ariad Pharmaceuticals Inc.	246,473	5,971
* Medivation Inc.	102,372	5,770
Omnicare Inc.	167,064	5,675
* Endo Health Solutions Inc.	173,352	5,499
* MEDNAX Inc.	72,948	5,431
* Pharmacyclics Inc.	81,963	5,287
PerkinElmer Inc.	169,550	4,997
* athenahealth Inc.	53,399	4,900
* Sirona Dental Systems Inc.	82,625	4,706
* Cubist Pharmaceuticals Inc.	94,390	4,501
Patterson Cos. Inc.	131,354	4,498
* HMS Holdings Corp.	127,709	4,269
Warner Chilcott plc Class A	315,536	4,260
Teleflex Inc.	60,586	4,171
* United Therapeutics Corp.	71,912	4,018
* Community Health Systems Inc.	136,853	3,988
* Seattle Genetics Inc.	147,681	3,980
* Tenet Healthcare Corp.	616,752	3,867
* Covance Inc.	82,150	3,836
* Alkermes plc	183,935	3,817
Techne Corp.	51,948	3,737
Medicis Pharmaceutical Corp. Class A	85,032	3,679
* Salix Pharmaceuticals Ltd.	85,839	3,634
* WellCare Health Plans Inc.	64,234	3,632
* Align Technology Inc.	95,892	3,545
* HealthSouth Corp.	142,578	3,430
* Myriad Genetics Inc.	126,708	3,420
* Cepheid Inc.	97,534	3,366
* Allscripts Healthcare Solutions Inc.	270,669	3,364
* Brookdale Senior Living Inc. Class A	143,946	3,342
* Health Management Associates Inc. Class A	380,646	3,194
* ViroPharma Inc.	103,520	3,128
* Bio-Rad Laboratories Inc. Class A	29,175	3,114
* LifePoint Hospitals Inc.	72,738	3,112
* Incyte Corp. Ltd.	171,243	3,091
* Thoratec Corp.	87,604	3,031
* Haemonetics Corp.	37,655	3,020
STERIS Corp.	81,998	2,908
* Jazz Pharmaceuticals plc	50,653	2,888
* Charles River Laboratories International Inc.	72,846	2,885
* Centene Corp.	76,811	2,874
Owens & Minor Inc.	94,821	2,833
* Health Net Inc.	123,919	2,789
* Par Pharmaceutical Cos. Inc.	54,902	2,744

*	PAREXEL International Corp.	88,893	2,734
	Hill-Rom Holdings Inc.	92,197	2,679
	West Pharmaceutical Services Inc.	50,336	2,671
*	Theravance Inc.	102,803	2,664
*	Vivus Inc.	148,755	2,651
*	Impax Laboratories Inc.	95,166	2,471
*	VCA Antech Inc.	123,624	2,439
*	Arena Pharmaceuticals Inc.	290,054	2,413
*	Volcano Corp.	79,797	2,280
*	Alere Inc.	113,891	2,220
*	Cyberonics Inc.	41,167	2,158
*	Medicines Co.	82,459	2,128
*	Magellan Health Services Inc.	40,867	2,109
*	Air Methods Corp.	17,179	2,051
*	Acorda Therapeutics Inc.	79,559	2,038
*	Team Health Holdings Inc.	74,432	2,019
*	Isis Pharmaceuticals Inc.	142,153	2,000
	Chemed Corp.	28,570	1,980
*	Masimo Corp.	81,208	1,964
	Analogic Corp.	24,698	1,931
*	MWI Veterinary Supply Inc.	18,004	1,921
*	Nektar Therapeutics	170,946	1,826
*	Immunogen Inc.	124,426	1,817
*	ArthroCare Corp.	55,358	1,794
*	Bruker Corp.	136,977	1,793
*	Exelixis Inc.	371,237	1,789
*	Alnylam Pharmaceuticals Inc.	94,807	1,781
*	Auxilium Pharmaceuticals Inc.	72,597	1,776
*	PSS World Medical Inc.	76,009	1,732
*,^ Questcor Pharmaceuticals Inc.		89,183	1,650
*	Affymax Inc.	76,917	1,620
*	Amsurg Corp. Class A	56,604	1,606
*	Abaxis Inc.	42,956	1,543
*	Bio-Reference Labs Inc.	53,592	1,532
	CONMED Corp.	53,056	1,512
*	Integra LifeSciences Holdings Corp.	36,731	1,510
	PDL BioPharma Inc.	190,648	1,466
*	ABIOMED Inc.	67,244	1,411
	Cantel Medical Corp.	51,970	1,407
*	Optimer Pharmaceuticals Inc.	98,309	1,388
*	Momenta Pharmaceuticals Inc.	94,881	1,382
*	NuVasive Inc.	58,728	1,345
*	Neogen Corp.	31,214	1,333
*	Ironwood Pharmaceuticals Inc. Class A	103,692	1,325
*	DexCom Inc.	88,145	1,325
*	Achillion Pharmaceuticals Inc.	125,930	1,311
*	InterMune Inc.	141,582	1,270
*	ICU Medical Inc.	20,623	1,247
*	Dynavax Technologies Corp.	261,695	1,246
*	NPS Pharmaceuticals Inc.	134,323	1,243
*	Infinity Pharmaceuticals Inc.	52,632	1,239
*	Wright Medical Group Inc.	54,577	1,207
*	Akorn Inc.	91,040	1,204
*	Genomic Health Inc.	34,453	1,195
*	Array BioPharma Inc.	203,458	1,192
*	Dendreon Corp.	246,092	1,189
	Quality Systems Inc.	62,791	1,165

	Computer Programs & Systems Inc.	20,732	1,152
*	Conceptus Inc.	56,517	1,148
*	Capital Senior Living Corp.	77,859	1,127
*	AMN Healthcare Services Inc.	110,907	1,116
*	HeartWare International Inc.	11,805	1,115
	Meridian Bioscience Inc.	58,029	1,113
*	Insulet Corp.	51,026	1,101
*	Hanger Inc.	38,428	1,096
*	BioScrip Inc.	117,851	1,074
*	Acadia Healthcare Co. Inc.	44,400	1,059
*,^ Opko Health Inc.		253,333	1,059
*	Amedisys Inc.	76,082	1,051
*	AVANIR Pharmaceuticals Inc.	326,713	1,045
*	Molina Healthcare Inc.	40,245	1,012
*	Medidata Solutions Inc.	23,960	994
*	MedAssets Inc.	55,241	983
*	Halozyme Therapeutics Inc.	129,827	982
*	Greatbatch Inc.	40,137	977
*	Accuray Inc.	136,516	967
*	AMAG Pharmaceuticals Inc.	52,614	933
*	Sarepta Therapeutics Inc.	58,237	904
*	Emeritus Corp.	42,300	886
*	Accretive Health Inc.	78,271	874
*	Endologix Inc.	61,667	852
*	Idenix Pharmaceuticals Inc.	186,320	851
*	Corvel Corp.	18,986	850
*	Enzon Pharmaceuticals Inc.	120,398	838
*	Luminex Corp.	42,376	824
*	Lexicon Pharmaceuticals Inc.	353,288	820
*	ACADIA Pharmaceuticals Inc.	323,814	819
*	Natus Medical Inc.	61,453	803
*	Curis Inc.	193,575	801
*	NxStage Medical Inc.	59,638	788
*	Pacira Pharmaceuticals Inc.	45,200	786
*	Sunrise Senior Living Inc.	54,256	774
*	Symmetry Medical Inc.	77,861	770
*	Affymetrix Inc.	177,629	769
*	Orthofix International NV	17,018	762
*	AVEO Pharmaceuticals Inc.	73,013	760
*	Cadence Pharmaceuticals Inc.	193,513	759
*	Arqule Inc.	148,063	757
*	OraSure Technologies Inc.	68,013	756
*	Kindred Healthcare Inc.	64,189	730
*	Emergent Biosolutions Inc.	50,451	717
*	Depomed Inc.	121,277	717
*	Cynosure Inc. Class A	26,818	707
*	AngioDynamics Inc.	57,393	700
*	Anika Therapeutics Inc.	45,701	686
*	MAKO Surgical Corp.	39,316	685
*	Almost Family Inc.	31,509	671
*,^ Spectrum Pharmaceuticals Inc.		57,182	669
	Ensign Group Inc.	21,478	657
*	Cambrex Corp.	55,205	648
*	IPC The Hospitalist Co. Inc.	14,067	643
*	Rigel Pharmaceuticals Inc.	62,681	642
	Landauer Inc.	10,564	631
*	Healthways Inc.	52,526	615

	Atrion Corp.	2,751	609
*	Gentiva Health Services Inc.	53,064	601
*	Merit Medical Systems Inc.	39,872	595
	Invacare Corp.	42,029	594
*	Cerus Corp.	173,653	590
*	Exactech Inc.	32,984	588
*	Hi-Tech Pharmacal Co. Inc.	17,416	577
*	Exact Sciences Corp.	51,467	567
*	Astex Pharmaceuticals	173,051	531
*	Synageva BioPharma Corp.	9,902	529
*	Select Medical Holdings Corp.	46,859	526
*	MannKind Corp.	177,534	511
*	Albany Molecular Research Inc.	146,675	509
*	Quidel Corp.	26,584	503
*	BioCryst Pharmaceuticals Inc.	107,475	456
*	Agenus Inc.	98,028	452
*	Antares Pharma Inc.	103,553	452
*	Celldex Therapeutics Inc.	71,426	450
*	Omeros Corp.	47,479	446
	CryoLife Inc.	65,326	439
*	Orexigen Therapeutics Inc.	75,463	431
*	Alphatec Holdings Inc.	260,047	429
*,^ Cytori Therapeutics Inc.		94,569	417
*	Geron Corp.	245,058	417
	Assisted Living Concepts Inc. Class A	53,892	411
*	Five Star Quality Care Inc.	80,021	409
*	PharMerica Corp.	31,861	403
*	Neurocrine Biosciences Inc.	50,497	403
*	NewLink Genetics Corp.	24,643	400
*	Cutera Inc.	52,703	394
*	Cross Country Healthcare Inc.	82,879	391
*	Biotime Inc.	89,714	377
*	Universal American Corp.	39,761	367
*	HealthStream Inc.	12,872	366
*	Triple-S Management Corp. Class B	17,218	360
*	Sciclone Pharmaceuticals Inc.	63,215	351
*	Ligand Pharmaceuticals Inc. Class B	20,235	347
*	XenoPort Inc.	29,526	338
*	IRIS International Inc.	17,181	335
*	Omnicell Inc.	23,390	325
*	Corcept Therapeutics Inc.	114,418	319
*	Anacor Pharmaceuticals Inc.	46,492	306
*	Aegerion Pharmaceuticals Inc.	19,737	293
*	ExamWorks Group Inc.	19,477	291
*	Furiex Pharmaceuticals Inc.	15,164	289
*	Alliance HealthCare Services Inc.	204,539	288
*	Immunomedics Inc.	79,767	280
*	Novavax Inc.	127,082	275
*	LHC Group Inc.	14,844	274
*	Sequenom Inc.	77,247	273
*	Metropolitan Health Networks Inc.	28,618	267
*	Biolase Inc.	151,797	260
	US Physical Therapy Inc.	9,334	258
*	Aastrom Biosciences Inc.	158,863	257
*	Santarus Inc.	28,048	249
*	SurModics Inc.	12,198	247
	National Healthcare Corp.	5,137	245

*	Pain Therapeutics Inc.	48,537	245
*	Dyax Corp.	94,090	245
*	Spectranetics Corp.	16,088	237
*	BioClinica Inc.	34,347	219
*	Mediware Information Systems	9,699	213
*	BioMimetic Therapeutics Inc.	50,806	209
*	Columbia Laboratories Inc.	210,081	208
*	GTx Inc.	44,872	206
*	MAP Pharmaceuticals Inc.	13,098	204
*	Oncothyreon Inc.	39,256	202
*,^ Savient Pharmaceuticals Inc.		80,765	201
*	Merge Healthcare Inc.	52,352	201
*	Durect Corp.	138,205	199
*	Sun Healthcare Group Inc.	23,203	196
*	Endocyte Inc.	19,600	195
*	ZIOPHARM Oncology Inc.	34,782	190
*	Anthera Pharmaceuticals Inc.	172,032	171
*	Pozen Inc.	25,338	168
*	Chelsea Therapeutics International Ltd.	138,203	166
*	Staar Surgical Co.	20,720	157
*	Cytokinetics Inc.	183,998	153
*,^ Biosante Pharmaceuticals Inc.		80,991	153
*,^ Celsion Corp.		27,811	151
*	Codexis Inc.	49,208	149
*,^ Navidea Biopharmaceuticals Inc.		53,926	148
*	AtriCure Inc.	19,002	141
*	Palomar Medical Technologies Inc.	14,943	141
*	Protalix BioTherapeutics Inc.	26,905	139
*	Harvard Bioscience Inc.	32,527	138
*	Vascular Solutions Inc.	8,957	133
*	Hooper Holmes Inc.	194,540	125
*	Alexza Pharmaceuticals Inc.	28,152	124
*	PDI Inc.	14,959	119
*	Sangamo Biosciences Inc.	19,311	117
*	Ampio Pharmaceuticals Inc.	30,039	117
*	CardioNet Inc.	45,835	116
*	Cell Therapeutics Inc.	45,837	111
*	Targacept Inc.	21,528	105
*	RTI Biologics Inc.	25,082	105
*	Apricus Biosciences Inc.	31,953	104
*	Rochester Medical Corp.	8,804	104
*	Vical Inc.	23,842	103
*	Delcath Systems Inc.	62,073	101
*	LCA-Vision Inc.	23,998	97
*	Enzo Biochem Inc.	46,016	94
*	Dusa Pharmaceuticals Inc.	13,816	94
*	Bovie Medical Corp.	25,571	92
*	Vanguard Health Systems Inc.	7,375	91
*	Alimera Sciences Inc.	34,359	89
*	Digirad Corp.	40,423	84
*	Osiris Therapeutics Inc.	7,222	80
*	Authentidate Holding Corp.	59,971	77
*	Providence Service Corp.	5,764	75
*	Obagi Medical Products Inc.	5,664	70
*	Biodel Inc.	23,858	69
*	Hemispherx Biopharma Inc.	85,879	69
*	Icad Inc.	31,218	67

*	Arrowhead Research Corp.	25,542	67
*	Acura Pharmaceuticals Inc.	38,402	67
*	Adolor Corp. Rights Exp. 07/01/2019	126,930	66
*	SIGA Technologies Inc.	20,268	65
*	Threshold Pharmaceuticals Inc.	8,900	64
*	Cardiovascular Systems Inc.	5,493	64
*	Hansen Medical Inc.	32,538	63
*	PROLOR Biotech Inc.	12,986	63
*	Medical Action Industries Inc.	17,304	60
*	Solta Medical Inc.	19,114	60
*	Nabi Biopharmaceuticals	32,813	58
*	Insmed Inc.	12,761	58
*	Discovery Laboratories Inc.	17,399	57
	Psychemedics Corp.	4,661	57
*	Progenics Pharmaceuticals Inc.	19,226	55
	Young Innovations Inc.	1,362	53
*	Myrexis Inc.	21,693	53
*	RadNet Inc.	18,952	53
*	Fluidigm Corp.	3,000	51
*	Unilife Corp.	16,001	50
*,^ BSD Medical Corp.		37,207	49
*	CytRx Corp.	13,198	48
*	Keryx Biopharmaceuticals Inc.	15,988	45
*	Repligen Corp.	7,281	43
*	Cumberland Pharmaceuticals Inc.	6,675	43
*	Chindex International Inc.	3,762	39
*	Complete Genomics Inc.	12,245	38
	Maxygen Inc.	14,258	38
*	Tornier NV	1,800	34
*	Theragenics Corp.	18,481	32
*	Transcept Pharmaceuticals Inc.	5,840	31
*,^ MELA Sciences Inc.		9,482	30
*	Peregrine Pharmaceuticals Inc.	29,384	30
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	29,879	28
*	Vanda Pharmaceuticals Inc.	6,866	28
*	Zalicus Inc.	34,526	26
*	Sagent Pharmaceuticals Inc.	1,572	25
*	Raptor Pharmaceutical Corp.	4,470	25
*	Metabolix Inc.	14,335	24
*	ADVENTRX Pharmaceuticals Inc.	32,620	24
*	Synta Pharmaceuticals Corp.	2,778	21
*	Skilled Healthcare Group Inc.	3,154	20
*	Cel-Sci Corp.	51,767	18
*	EnteroMedics Inc.	4,462	16
*	ThermoGenesis Corp.	14,114	15
*	GenVec Inc.	8,765	14
*	Amicus Therapeutics Inc.	2,502	13
*	Epocrates Inc.	1,113	13
*	Strategic Diagnostics Inc.	9,571	12
*	Pernix Therapeutics Holdings	1,464	11
*	Lannett Co. Inc.	2,184	11
*	Idera Pharmaceuticals Inc.	10,479	10
*	Synergetics USA Inc.	2,112	10
*	Biospecifics Technologies Corp.	412	8
*	XOMA Corp.	2,060	8
*	ERBA Diagnostics Inc.	11,606	7
*	Cardica Inc.	4,675	7

National Research Corp.	82	4
* StemCells Inc.	1,892	4
* Entremed Inc.	2,162	4
* Galena Biopharma Inc.	1,714	3
* Sharps Compliance Corp.	1,172	3
Heska Corp.	291	3
* Cornerstone Therapeutics Inc.	400	2
* DynaVox Inc. Class A	3,582	2
* CombiMatrix Corp.	2,351	1
Daxor Corp.	161	1
* Stereotaxis Inc.	864	1
* Repros Therapeutics Inc.	66	1
* OncoGenex Pharmaceutical Inc.	64	1
Utah Medical Products Inc.	24	1
* ProPhase Labs Inc.	465	1
* Nanosphere Inc.	116	—
* Inovio Pharmaceuticals Inc.	648	—
* Sucampo Pharmaceuticals Inc. Class A	58	—
* TranS1 Inc.	84	—
* Vision Sciences Inc.	140	—
* Retractable Technologies Inc.	71	—
* Somaxon Pharmaceuticals Inc.	279	—
* PURE Bioscience Inc.	29	—
		2,762,867
Industrials (10.6%)
General Electric Co.	15,638,046	355,140
United Technologies Corp.	1,277,909	100,047
3M Co.	972,956	89,921
Union Pacific Corp.	706,780	83,895
Caterpillar Inc.	963,073	82,863
United Parcel Service Inc. Class B	1,071,430	76,682
Boeing Co.	1,050,565	73,140
Honeywell International Inc.	1,092,706	65,289
Emerson Electric Co.	1,082,951	52,274
Danaher Corp.	869,417	47,948
Deere & Co.	557,735	46,008
Tyco International Ltd.	683,321	38,444
Lockheed Martin Corp.	407,583	38,060
Illinois Tool Works Inc.	634,326	37,723
FedEx Corp.	442,431	37,439
Precision Castparts Corp.	214,289	35,002
CSX Corp.	1,534,331	31,837
Norfolk Southern Corp.	481,192	30,618
General Dynamics Corp.	452,470	29,917
Raytheon Co.	492,038	28,125
Cummins Inc.	269,633	24,863
Northrop Grumman Corp.	352,764	23,434
Eaton Corp.	473,700	22,387
Waste Management Inc.	649,010	20,820
PACCAR Inc.	500,335	20,026
Ingersoll-Rand plc	441,231	19,776
Parker Hannifin Corp.	223,168	18,652
WW Grainger Inc.	88,054	18,348
Stanley Black & Decker Inc.	239,803	18,285
Fastenal Co.	414,452	17,817
Cooper Industries plc	235,081	17,645
Dover Corp.	271,417	16,147

Roper Industries Inc.	144,154	15,841
Rockwell Automation Inc.	211,149	14,685
C.H. Robinson Worldwide Inc.	240,479	14,080
Fluor Corp.	249,992	14,070
Republic Services Inc. Class A	465,891	12,817
AMETEK Inc.	355,925	12,618
Kansas City Southern	162,357	12,303
* Delta Air Lines Inc.	1,254,370	11,490
* Stericycle Inc.	125,996	11,405
Expeditors International of Washington Inc.	313,562	11,401
Rockwell Collins Inc.	204,191	10,953
Pall Corp.	171,019	10,858
Textron Inc.	413,833	10,830
L-3 Communications Holdings Inc.	144,300	10,348
Flowserve Corp.	80,873	10,331
* TransDigm Group Inc.	71,680	10,169
Southwest Airlines Co.	1,136,913	9,971
* Verisk Analytics Inc. Class A	208,490	9,926
* United Continental Holdings Inc.	490,372	9,562
Joy Global Inc.	156,718	8,786
Equifax Inc.	177,897	8,286
* IHS Inc. Class A	82,577	8,039
Masco Corp.	531,614	8,001
* Jacobs Engineering Group Inc.	191,478	7,741
* Quanta Services Inc.	309,011	7,633
Donaldson Co. Inc.	209,029	7,255
JB Hunt Transport Services Inc.	138,565	7,211
Cintas Corp.	172,593	7,154
Xylem Inc.	274,427	6,902
* AGCO Corp.	144,451	6,859
Pentair Inc.	147,274	6,555
KBR Inc.	219,642	6,550
* B/E Aerospace Inc.	154,099	6,488
Iron Mountain Inc.	189,831	6,475
Hubbell Inc. Class B	76,999	6,217
Snap-on Inc.	86,163	6,193
* Fortune Brands Home & Security Inc.	213,642	5,770
* Owens Corning	171,927	5,753
Wabtec Corp.	71,473	5,739
Dun & Bradstreet Corp.	70,984	5,652
* Nielsen Holdings NV	186,948	5,605
* Hertz Global Holdings Inc.	405,614	5,569
* WABCO Holdings Inc.	95,890	5,530
Robert Half International Inc.	202,051	5,381
Waste Connections Inc.	173,822	5,258
IDEX Corp.	124,921	5,218
Corrections Corp. of America	148,909	4,981
SPX Corp.	75,260	4,923
Avery Dennison Corp.	153,498	4,884
Carlisle Cos. Inc.	92,440	4,799
MSC Industrial Direct Co. Inc. Class A	70,387	4,748
Nordson Corp.	80,951	4,745
Valmont Industries Inc.	35,551	4,675
Towers Watson & Co. Class A	87,901	4,663
Triumph Group Inc.	74,078	4,632
Lincoln Electric Holdings Inc.	118,181	4,615
Timken Co.	123,454	4,588

Graco Inc.	90,046	4,528
Gardner Denver Inc.	74,367	4,493
* Copart Inc.	159,661	4,427
Kennametal Inc.	119,228	4,421
Manpower Inc.	119,108	4,383
* Genesee & Wyoming Inc. Class A	65,469	4,377
* Shaw Group Inc.	98,198	4,283
Regal-Beloit Corp.	58,718	4,138
* Kirby Corp.	74,765	4,133
Pitney Bowes Inc.	296,915	4,103
* Babcock & Wilcox Co.	158,358	4,033
Acuity Brands Inc.	63,154	3,997
URS Corp.	112,208	3,962
* Sensata Technologies Holding NV	131,532	3,916
* Spirit Aerosystems Holdings Inc. Class A	176,092	3,911
* United Rentals Inc.	118,632	3,880
* Foster Wheeler AG	160,305	3,841
* WESCO International Inc.	64,817	3,708
* Terex Corp.	164,109	3,706
* Alaska Air Group Inc.	105,446	3,697
* Dollar Thrifty Automotive Group Inc.	41,628	3,619
Trinity Industries Inc.	119,206	3,573
Toro Co.	89,247	3,550
* Hexcel Corp.	147,754	3,549
Robbins & Myers Inc.	58,440	3,483
* Clean Harbors Inc.	71,187	3,477
AO Smith Corp.	59,272	3,411
* Oshkosh Corp.	122,989	3,374
CLARCOR Inc.	74,825	3,339
Landstar System Inc.	70,092	3,314
* Teledyne Technologies Inc.	52,124	3,304
* Chart Industries Inc.	44,372	3,277
* Middleby Corp.	27,917	3,228
* AECOM Technology Corp.	150,434	3,183
Woodward Inc.	92,809	3,154
Lennox International Inc.	64,583	3,123
Covanta Holding Corp.	181,656	3,117
* Huntington Ingalls Industries Inc.	73,869	3,106
* Colfax Corp.	84,108	3,084
Watsco Inc.	39,660	3,006
Ryder System Inc.	76,203	2,976
* Old Dominion Freight Line Inc.	95,958	2,894
Exelis Inc.	278,458	2,879
^ RR Donnelley & Sons Co.	268,073	2,842
EMCOR Group Inc.	99,185	2,831
Crane Co.	70,323	2,808
GATX Corp.	66,150	2,807
Actuant Corp. Class A	96,740	2,769
Corporate Executive Board Co.	49,936	2,678
* Portfolio Recovery Associates Inc.	25,618	2,675
ITT Corp.	130,625	2,632
* Esterline Technologies Corp.	45,946	2,579
* US Airways Group Inc.	242,562	2,537
Geo Group Inc.	91,517	2,532
* EnerSys Inc.	71,476	2,522
Belden Inc.	67,790	2,500
Manitowoc Co. Inc.	187,372	2,500

* Tetra Tech Inc.	94,850	2,491
Alliant Techsystems Inc.	49,151	2,463
Harsco Corp.	119,901	2,462
* Polypore International Inc.	69,576	2,460
* Avis Budget Group Inc.	158,519	2,438
* Advisory Board Co.	50,889	2,434
Macquarie Infrastructure Co. LLC	58,654	2,433
* USG Corp.	110,762	2,431
Applied Industrial Technologies Inc.	56,674	2,348
Deluxe Corp.	76,432	2,336
Rollins Inc.	98,629	2,307
Con-way Inc.	83,373	2,282
* Air Lease Corp.	110,084	2,246
* Moog Inc. Class A	58,999	2,234
* General Cable Corp.	74,594	2,192
Healthcare Services Group Inc.	95,095	2,175
Brady Corp. Class A	73,342	2,147
Curtiss-Wright Corp.	63,444	2,075
UTi Worldwide Inc.	153,862	2,073
* Acacia Research Corp.	74,459	2,041
* Atlas Air Worldwide Holdings Inc.	39,477	2,038
* Beacon Roofing Supply Inc.	69,497	1,981
Mueller Industries Inc.	43,165	1,963
HEICO Corp. Class A	63,267	1,930
AZZ Inc.	50,762	1,928
Granite Construction Inc.	63,454	1,822
Brink's Co.	70,331	1,807
* Navistar International Corp.	85,401	1,801
Franklin Electric Co. Inc.	29,550	1,787
* MasTec Inc.	90,572	1,784
Mine Safety Appliances Co.	47,403	1,767
HNI Corp.	67,913	1,732
Barnes Group Inc.	69,072	1,727
* JetBlue Airways Corp.	359,388	1,721
Herman Miller Inc.	87,260	1,696
* FTI Consulting Inc.	62,888	1,678
Briggs & Stratton Corp.	89,562	1,672
* On Assignment Inc.	83,612	1,666
Interface Inc. Class A	125,600	1,659
* Hub Group Inc. Class A	55,479	1,647
* GrafTech International Ltd.	182,559	1,641
Simpson Manufacturing Co. Inc.	57,206	1,637
Armstrong World Industries Inc.	34,721	1,610
United Stationers Inc.	61,387	1,597
Watts Water Technologies Inc. Class A	41,830	1,582
* RBC Bearings Inc.	32,831	1,579
ESCO Technologies Inc.	40,070	1,557
TAL International Group Inc.	45,013	1,530
* Spirit Airlines Inc.	89,476	1,528
ABM Industries Inc.	80,501	1,524
Raven Industries Inc.	51,389	1,512
* II-VI Inc.	78,319	1,490
* Allegiant Travel Co. Class A	22,421	1,421
Werner Enterprises Inc.	66,058	1,412
Albany International Corp.	61,344	1,348
* Encore Capital Group Inc.	47,212	1,334
Matson Inc.	62,640	1,310

Knight Transportation Inc.	91,325	1,306
Forward Air Corp.	40,934	1,245
CIRCOR International Inc.	32,563	1,229
Aircastle Ltd.	107,379	1,217
Knoll Inc.	86,588	1,208
Cubic Corp.	24,103	1,207
G&K Services Inc. Class A	38,306	1,199
* Astec Industries Inc.	37,268	1,178
* Orbital Sciences Corp.	79,031	1,151
Standex International Corp.	25,261	1,123
* Exponent Inc.	19,609	1,119
* Swift Transportation Co.	128,515	1,108
Mueller Water Products Inc. Class A	223,399	1,095
Heartland Express Inc.	81,772	1,092
* GenCorp Inc.	114,078	1,083
* ACCO Brands Corp.	166,208	1,079
Kaydon Corp.	48,131	1,075
Kaman Corp.	29,911	1,073
Steelcase Inc. Class A	108,480	1,069
Altra Holdings Inc.	58,573	1,066
Cascade Corp.	19,206	1,051
UniFirst Corp.	15,738	1,051
* Aegion Corp. Class A	54,139	1,037
* Blount International Inc.	78,077	1,027
Amerco Inc.	9,645	1,026
Universal Forest Products Inc.	24,409	1,014
American Science & Engineering Inc.	15,254	1,001
* DigitalGlobe Inc.	48,860	996
Lindsay Corp.	13,317	958
* Dycom Industries Inc.	66,176	952
Ennis Inc.	57,836	949
Titan International Inc.	53,392	943
AAON Inc.	47,683	939
Insperity Inc.	36,974	933
* Builders FirstSource Inc.	178,899	928
* Korn/Ferry International	59,551	913
Apogee Enterprises Inc.	46,121	905
Celadon Group Inc.	55,638	894
* GeoEye Inc.	33,539	886
Comfort Systems USA Inc.	80,795	883
AAR Corp.	53,575	880
SkyWest Inc.	84,977	878
* Mobile Mini Inc.	51,713	864
* American Railcar Industries Inc.	29,886	847
* Seaboard Corp.	373	843
* Huron Consulting Group Inc.	23,930	833
Generac Holdings Inc.	35,981	824
Ceradyne Inc.	33,329	814
Aceto Corp.	85,939	812
* Trimas Corp.	32,879	793
* CBIZ Inc.	131,457	791
* Rush Enterprises Inc. Class A	40,789	786
US Ecology Inc.	36,256	782
Quanex Building Products Corp.	41,118	775
Barrett Business Services Inc.	27,939	757
Alamo Group Inc.	22,366	756
* Consolidated Graphics Inc.	28,915	754

* KAR Auction Services Inc.	37,156	733
* DXP Enterprises Inc.	15,319	732
* Franklin Covey Co.	60,617	727
Marten Transport Ltd.	41,325	726
CDI Corp.	41,412	705
Griffon Corp.	67,506	695
* EnPro Industries Inc.	18,983	684
* American Superconductor Corp.	164,462	683
McGrath RentCorp	26,008	679
* Trex Co. Inc.	19,859	678
Sauer-Danfoss Inc.	16,774	674
* Powell Industries Inc.	17,349	671
* Sykes Enterprises Inc.	48,243	648
Gorman-Rupp Co.	23,752	641
Tennant Co.	14,751	632
NACCO Industries Inc. Class A	5,018	629
Resources Connection Inc.	47,279	620
* Layne Christensen Co.	31,497	618
* RailAmerica Inc.	21,562	592
* American Reprographics Co.	138,698	592
* Navigant Consulting Inc.	53,402	590
* Greenbrier Cos. Inc.	35,814	578
* Park-Ohio Holdings Corp.	26,341	571
Dynamic Materials Corp.	37,755	567
* GP Strategies Corp.	29,236	565
* Hawaiian Holdings Inc.	98,768	552
* TrueBlue Inc.	35,086	552
* CRA International Inc.	31,549	545
* Meritor Inc.	126,971	538
Great Lakes Dredge & Dock Corp.	69,724	537
* Astronics Corp.	17,148	528
Ampco-Pittsburgh Corp.	28,294	522
* Dolan Co.	96,693	520
H&E Equipment Services Inc.	42,361	513
* Michael Baker Corp.	20,580	491
* Ducommun Inc.	36,073	491
Kimball International Inc. Class B	39,929	488
* Asset Acceptance Capital Corp.	63,692	475
* Federal Signal Corp.	73,560	465
Encore Wire Corp.	15,323	448
* Team Inc.	13,936	444
* Thermon Group Holdings Inc.	17,500	437
* Aerovironment Inc.	18,593	436
Heidrick & Struggles International Inc.	34,063	434
* American Woodmark Corp.	21,571	431
* Engility Holdings Inc.	22,668	418
* EnerNOC Inc.	31,802	413
Sun Hydraulics Corp.	15,431	410
* Wesco Aircraft Holdings Inc.	29,800	407
* InnerWorkings Inc.	30,842	402
* Air Transport Services Group Inc.	90,931	400
* Northwest Pipe Co.	16,177	399
* Wabash National Corp.	54,565	389
Miller Industries Inc.	24,232	389
* Lydall Inc.	27,446	387
Houston Wire & Cable Co.	35,716	384
* Capstone Turbine Corp.	379,084	379

Arkansas Best Corp.	46,250	366
^ Acorn Energy Inc.	39,752	355
* Furmanite Corp.	61,905	352
* Flow International Corp.	94,439	349
* Kforce Inc.	29,162	344
* Accuride Corp.	73,315	342
* ICF International Inc.	16,929	340
* Columbus McKinnon Corp.	22,094	334
John Bean Technologies Corp.	20,371	333
Kelly Services Inc. Class A	26,203	330
* NN Inc.	38,108	324
Graham Corp.	17,539	317
National Presto Industries Inc.	4,329	315
* Gibraltar Industries Inc.	24,208	310
* Tutor Perini Corp.	27,018	309
Intersections Inc.	29,272	309
* EnergySolutions Inc.	111,326	304
* Taser International Inc.	49,467	298
* BlueLinx Holdings Inc.	125,886	295
* Commercial Vehicle Group Inc.	39,991	294
LB Foster Co. Class A	8,893	288
* Kratos Defense & Security Solutions Inc.	48,611	284
* Ameresco Inc. Class A	23,722	280
* Active Power Inc.	347,481	278
* Republic Airways Holdings Inc.	60,015	278
* Cenveo Inc.	121,157	277
* Quality Distribution Inc.	29,870	276
Hardinge Inc.	26,370	270
* Covenant Transportation Group Inc. Class A	58,175	268
* Pacer International Inc.	67,217	268
* MYR Group Inc.	13,105	261
Multi-Color Corp.	11,120	258
Quad/Graphics Inc.	14,926	253
* Kadant Inc.	10,869	252
* Casella Waste Systems Inc. Class A	58,695	251
* Orion Marine Group Inc.	32,973	245
Viad Corp.	11,586	242
Global Power Equipment Group Inc.	12,940	239
* Saia Inc.	11,857	239
* Titan Machinery Inc.	11,588	235
Courier Corp.	19,111	234
International Shipholding Corp.	13,746	232
Primoris Services Corp.	17,632	230
* Pendrell Corp.	192,234	217
PAM Transportation Services Inc.	20,294	202
* Heritage-Crystal Clean Inc.	9,868	196
Asta Funding Inc.	20,359	191
Ceco Environmental Corp.	19,322	189
* Echo Global Logistics Inc.	10,850	186
Insteel Industries Inc.	15,789	185
Coleman Cable Inc.	18,579	179
LSI Industries Inc.	25,138	169
Argan Inc.	9,629	168
* Mistras Group Inc.	6,900	160
* Hudson Global Inc.	35,653	159
* PowerSecure International Inc.	26,134	157
* Pike Electric Corp.	19,016	151

* Odyssey Marine Exploration Inc.	46,783	148
* Genco Shipping & Trading Ltd.	39,914	147
LS Starrett Co. Class A	11,175	144
* KEYW Holding Corp.	11,269	141
* FuelCell Energy Inc.	152,123	134
* Standard Parking Corp.	5,794	130
* Energy Recovery Inc.	43,534	129
* Hurco Cos. Inc.	5,580	128
* CAI International Inc.	6,152	126
SeaCube Container Leasing Ltd.	6,670	125
HEICO Corp.	3,168	123
* Sterling Construction Co. Inc.	12,165	121
* AT Cross Co. Class A	11,903	119
Eastern Co.	6,310	118
* LMI Aerospace Inc.	5,705	117
Sypris Solutions Inc.	15,958	114
Met-Pro Corp.	12,563	112
Preformed Line Products Co.	2,048	111
* Fuel Tech Inc.	24,849	104
* NCI Building Systems Inc.	10,126	102
* Vicor Corp.	14,805	99
* Swisher Hygiene Inc.	71,136	98
* TRC Cos. Inc.	12,065	91
* Integrated Electrical Services Inc.	19,898	91
US Home Systems Inc.	6,821	85
FreightCar America Inc.	4,776	85
* Metalico Inc.	30,954	79
* Willis Lease Finance Corp.	6,194	76
* Innovative Solutions & Support Inc.	17,618	70
Schawk Inc. Class A	5,261	69
* Perma-Fix Environmental Services	61,457	64
* Altair Nanotechnologies Inc.	81,682	64
* Roadrunner Transportation Systems Inc.	3,847	62
Twin Disc Inc.	3,407	61
* Magnetek Inc.	5,279	59
* Eagle Bulk Shipping Inc.	16,139	58
* Innotrac Corp.	28,467	56
* Frozen Food Express Industries	27,702	55
Lawson Products Inc.	7,689	53
* Patriot Transportation Holding Inc.	1,834	51
* Broadwind Energy Inc.	22,013	48
Douglas Dynamics Inc.	3,125	46
* Tecumseh Products Co. Class A	8,631	45
* Hill International Inc.	10,176	44
* RPX Corp.	3,600	40
* PMFG Inc.	4,339	35
* Astronics Corp. Class B	1,003	34
* Key Technology Inc.	3,273	31
* Ascent Solar Technologies Inc.	30,091	31
* Ultralife Corp.	9,678	30
Standard Register Co.	42,047	30
* Orion Energy Systems Inc.	13,116	26
* Ocean Power Technologies Inc.	7,673	22
* A123 Systems Inc.	88,754	22
* Arotech Corp.	23,576	21
* Zipcar Inc.	2,667	21
* USA Truck Inc.	5,558	21

VSE Corp.	817	20
* Innovaro Inc.	35,674	19
Baltic Trading Ltd.	4,324	14
* Virco Manufacturing Corp.	5,576	13
* Plug Power Inc.	12,727	11
* PGT Inc.	2,968	10
* Sparton Corp.	700	9
* Satcon Technology Corp.	6,432	7
* Omega Flex Inc.	626	7
* Supreme Industries Inc. Class A	435	2
* Xerium Technologies Inc.	89	—
* Lime Energy Co.	96	—
		2,480,354
Information Technology (19.3%)
Apple Inc.	1,380,093	920,881
International Business Machines Corp.	1,617,350	335,519
Microsoft Corp.	11,159,281	332,323
* Google Inc. Class A	383,712	289,511
Oracle Corp.	5,874,884	185,000
Intel Corp.	7,426,123	168,424
QUALCOMM Inc.	2,530,181	158,111
Cisco Systems Inc.	7,907,304	150,950
Visa Inc. Class A	779,347	104,651
* EMC Corp.	3,099,810	84,532
* eBay Inc.	1,715,200	83,033
Mastercard Inc. Class A	161,104	72,735
Accenture plc Class A	951,413	66,627
Hewlett-Packard Co.	2,919,060	49,799
Texas Instruments Inc.	1,689,500	46,546
Automatic Data Processing Inc.	721,986	42,352
* Cognizant Technology Solutions Corp. Class A	449,607	31,437
* Salesforce.com Inc.	193,581	29,558
Corning Inc.	2,241,373	29,474
* Yahoo! Inc.	1,708,828	27,299
Broadcom Corp. Class A	735,051	25,418
Intuit Inc.	411,869	24,251
* Adobe Systems Inc.	732,390	23,773
Dell Inc.	2,194,831	21,641
TE Connectivity Ltd.	631,327	21,471
Applied Materials Inc.	1,892,453	21,129
* Citrix Systems Inc.	275,001	21,057
Motorola Solutions Inc.	388,145	19,621
* Symantec Corp.	1,064,471	19,160
* Teradata Corp.	249,147	18,788
* NetApp Inc.	536,091	17,627
Seagate Technology plc	565,334	17,525
Analog Devices Inc.	440,691	17,271
Western Union Co.	905,452	16,497
* Red Hat Inc.	284,962	16,226
Altera Corp.	476,643	16,199
Paychex Inc.	482,045	16,047
* SanDisk Corp.	360,065	15,638
* Fiserv Inc.	201,667	14,929
* Equinix Inc.	71,110	14,652
Xerox Corp.	1,991,629	14,619
* Facebook Inc. Class A	658,874	14,265
Amphenol Corp. Class A	239,504	14,102

* Juniper Networks Inc.	782,714	13,392
Western Digital Corp.	345,477	13,380
Xilinx Inc.	389,528	13,014
CA Inc.	487,571	12,562
* F5 Networks Inc.	117,331	12,285
* NVIDIA Corp.	913,455	12,185
Avago Technologies Ltd.	342,015	11,924
* VMware Inc. Class A	122,446	11,845
KLA-Tencor Corp.	247,024	11,784
Maxim Integrated Products Inc.	431,441	11,485
* VeriSign Inc.	233,981	11,393
* Autodesk Inc.	339,242	11,321
* LinkedIn Corp. Class A	92,192	11,100
Fidelity National Information Services Inc.	348,216	10,871
Linear Technology Corp.	339,950	10,827
* Alliance Data Systems Corp.	74,384	10,559
* Rackspace Hosting Inc.	159,689	10,554
* Akamai Technologies Inc.	264,612	10,124
* ANSYS Inc.	137,505	10,093
* BMC Software Inc.	235,821	9,784
* Lam Research Corp.	301,056	9,569
Microchip Technology Inc.	285,879	9,360
* Nuance Communications Inc.	363,452	9,046
* Trimble Navigation Ltd.	184,672	8,801
* Micron Technology Inc.	1,461,632	8,748
Harris Corp.	168,263	8,618
Computer Sciences Corp.	230,440	7,422
Activision Blizzard Inc.	657,703	7,419
* TIBCO Software Inc.	243,933	7,374
* Synopsys Inc.	217,666	7,187
* Skyworks Solutions Inc.	280,382	6,607
* Ariba Inc.	145,095	6,500
Marvell Technology Group Ltd.	709,668	6,493
* Gartner Inc.	137,895	6,356
* Avnet Inc.	215,295	6,263
FactSet Research Systems Inc.	63,416	6,115
* Flextronics International Ltd.	1,000,136	6,001
* Electronic Arts Inc.	471,048	5,978
IAC/InterActiveCorp	112,905	5,878
* MICROS Systems Inc.	119,452	5,867
* LSI Corp.	846,028	5,846
Total System Services Inc.	238,648	5,656
* Informatica Corp.	161,133	5,609
* Arrow Electronics Inc.	166,340	5,607
* NCR Corp.	235,422	5,488
* Cadence Design Systems Inc.	408,153	5,251
* Riverbed Technology Inc.	224,344	5,220
Jabil Circuit Inc.	275,500	5,157
* Concur Technologies Inc.	69,056	5,092
Global Payments Inc.	116,786	4,885
SAIC Inc.	404,844	4,874
* AOL Inc.	138,303	4,872
Jack Henry & Associates Inc.	123,495	4,680
* SolarWinds Inc.	82,628	4,606
FLIR Systems Inc.	229,141	4,577
* Fortinet Inc.	187,248	4,520
Solera Holdings Inc.	102,856	4,512

*	VeriFone Systems Inc.	160,057	4,458
*	JDS Uniphase Corp.	350,962	4,347
	Broadridge Financial Solutions Inc.	185,950	4,338
*	Cree Inc.	164,295	4,194
*	ON Semiconductor Corp.	674,308	4,160
	MercadoLibre Inc.	49,113	4,054
*	NeuStar Inc. Class A	99,666	3,990
*	Teradyne Inc.	277,424	3,945
*	Parametric Technology Corp.	177,784	3,876
*	Ultimate Software Group Inc.	37,568	3,836
*	Wright Express Corp.	54,848	3,824
*	Aruba Networks Inc.	166,764	3,750
*	Brocade Communications Systems Inc.	632,383	3,741
*	CommVault Systems Inc.	63,290	3,715
*	Cirrus Logic Inc.	96,086	3,689
	National Instruments Corp.	144,342	3,633
*	Aspen Technology Inc.	139,438	3,604
	Molex Inc. Class A	164,456	3,572
	Lender Processing Services Inc.	125,543	3,501
*	Ingram Micro Inc.	227,034	3,458
*	Atmel Corp.	656,370	3,453
*	CoreLogic Inc.	127,047	3,371
*	Compuware Corp.	324,310	3,214
*	CoStar Group Inc.	39,293	3,204
*	FleetCor Technologies Inc.	68,200	3,055
	MAXIMUS Inc.	50,464	3,014
*	Advanced Micro Devices Inc.	888,805	2,995
	Diebold Inc.	88,618	2,987
*	Zebra Technologies Corp.	77,597	2,913
	FEI Co.	53,764	2,876
	DST Systems Inc.	50,351	2,848
*	IPG Photonics Corp.	49,163	2,817
	Convergys Corp.	173,857	2,724
*	Tech Data Corp.	58,996	2,673
*	Microsemi Corp.	132,791	2,665
*	Polycom Inc.	266,329	2,629
*	QLIK Technologies Inc.	114,786	2,572
*	Itron Inc.	59,545	2,569
*	ACI Worldwide Inc.	59,423	2,511
*	Fairchild Semiconductor International Inc. Class A	190,069	2,494
*	Quest Software Inc.	88,322	2,473
	InterDigital Inc.	66,113	2,465
*	Cavium Inc.	73,920	2,464
*	Semtech Corp.	97,260	2,446
*	Dolby Laboratories Inc. Class A	74,053	2,425
	Anixter International Inc.	41,983	2,412
*,^ 3D Systems Corp.		73,356	2,410
*	Rovi Corp.	165,848	2,406
	Lexmark International Inc. Class A	106,052	2,360
*	Hittite Microwave Corp.	42,424	2,353
*	NetSuite Inc.	36,807	2,348
*	Fusion-io Inc.	76,839	2,326
	Cypress Semiconductor Corp.	214,039	2,295
*	ViaSat Inc.	60,998	2,280
	Fair Isaac Corp.	50,732	2,245
*	Cymer Inc.	43,851	2,239
	Plantronics Inc.	63,330	2,237

*	Silicon Laboratories Inc.	60,509	2,224
*	OSI Systems Inc.	28,078	2,186
*	NETGEAR Inc.	56,881	2,169
*	Arris Group Inc.	168,507	2,155
	j2 Global Inc.	65,662	2,155
*	Mentor Graphics Corp.	139,157	2,154
*	Sourcefire Inc.	43,869	2,151
*	Universal Display Corp.	62,560	2,151
*	Vishay Intertechnology Inc.	216,526	2,128
	Cognex Corp.	60,918	2,107
*	Acxiom Corp.	114,346	2,089
*	JDA Software Group Inc.	63,626	2,022
*	Progress Software Corp.	94,218	2,015
*	Ciena Corp.	148,012	2,013
*	Comverse Technology Inc.	326,156	2,006
*,^ First Solar Inc.		90,539	2,005
	MKS Instruments Inc.	78,208	1,994
	Littelfuse Inc.	34,806	1,968
*	ValueClick Inc.	113,874	1,957
*	CACI International Inc. Class A	37,794	1,957
*	PMC - Sierra Inc.	346,141	1,952
*	TiVo Inc.	187,071	1,951
*	Finisar Corp.	136,135	1,947
*	Cardtronics Inc.	62,264	1,854
*	BroadSoft Inc.	45,029	1,847
	Tellabs Inc.	520,731	1,843
	Heartland Payment Systems Inc.	58,135	1,842
*	Sapient Corp.	167,893	1,790
*	Kenexa Corp.	38,649	1,771
*	Tyler Technologies Inc.	40,189	1,769
*	DealerTrack Holdings Inc.	63,214	1,761
*	Veeco Instruments Inc.	58,102	1,744
*	Liquidity Services Inc.	34,735	1,744
*	Manhattan Associates Inc.	30,358	1,739
	Syntel Inc.	27,740	1,731
*	International Rectifier Corp.	103,107	1,721
*	MicroStrategy Inc. Class A	12,733	1,707
*	QLogic Corp.	147,025	1,679
	Intersil Corp. Class A	190,760	1,669
	NIC Inc.	112,748	1,669
*	Entegris Inc.	204,881	1,666
*	RF Micro Devices Inc.	413,816	1,635
*	Coherent Inc.	35,601	1,633
*	Bottomline Technologies Inc.	66,046	1,631
*	SS&C Technologies Holdings Inc.	64,055	1,615
	Blackbaud Inc.	67,458	1,614
*	Benchmark Electronics Inc.	105,319	1,608
*	CSG Systems International Inc.	71,421	1,606
*	VistaPrint NV	46,762	1,597
*	EchoStar Corp. Class A	55,430	1,589
*	Ancestry.com Inc.	52,805	1,588
*	Plexus Corp.	51,900	1,572
	ADTRAN Inc.	90,678	1,567
*,^ VirnetX Holding Corp.		60,972	1,551
*	Blucora Inc.	85,273	1,519
*	Acme Packet Inc.	86,962	1,487
*	Insight Enterprises Inc.	82,144	1,436

* Euronet Worldwide Inc.	75,636	1,421
Ebix Inc.	59,088	1,395
EarthLink Inc.	189,250	1,347
* Diodes Inc.	78,450	1,334
* Stratasys Inc.	24,281	1,321
* Advent Software Inc.	53,111	1,305
Power Integrations Inc.	42,674	1,299
Tessera Technologies Inc.	94,306	1,290
* FARO Technologies Inc.	31,135	1,287
* Brightpoint Inc.	143,042	1,285
* Ellie Mae Inc.	47,000	1,280
* Integrated Device Technology Inc.	213,133	1,253
* ATMI Inc.	67,323	1,250
* OmniVision Technologies Inc.	89,159	1,244
* Monster Worldwide Inc.	169,675	1,244
* TriQuint Semiconductor Inc.	243,205	1,228
* Kulicke & Soffa Industries Inc.	116,901	1,216
* Websense Inc.	77,297	1,210
* Accelrys Inc.	136,329	1,181
* Netscout Systems Inc.	46,246	1,180
* ScanSource Inc.	36,506	1,169
* Advanced Energy Industries Inc.	93,821	1,156
Cabot Microelectronics Corp.	32,760	1,151
Molex Inc.	43,135	1,134
* SYNNEX Corp.	34,715	1,131
* WebMD Health Corp.	78,392	1,100
* Electronics for Imaging Inc.	65,984	1,096
Badger Meter Inc.	29,949	1,090
* Synaptics Inc.	45,250	1,087
* Unisys Corp.	51,557	1,073
* Digital River Inc.	64,171	1,069
MTS Systems Corp.	19,791	1,060
* Take-Two Interactive Software Inc.	97,723	1,019
EPIQ Systems Inc.	74,651	1,002
* Constant Contact Inc.	57,395	999
* Cray Inc.	78,396	996
* Amkor Technology Inc.	224,899	990
* GT Advanced Technologies Inc.	179,793	980
Black Box Corp.	37,809	965
* Dice Holdings Inc.	113,587	956
Brooks Automation Inc.	116,803	938
* Checkpoint Systems Inc.	112,889	935
* Actuate Corp.	131,998	928
Comtech Telecommunications Corp.	33,464	925
* RealPage Inc.	39,646	896
* Emulex Corp.	124,024	894
* Internap Network Services Corp.	126,075	889
* OpenTable Inc.	21,175	881
* Applied Micro Circuits Corp.	173,416	877
* LivePerson Inc.	47,673	863
* MEMC Electronic Materials Inc.	312,076	858
Pegasystems Inc.	29,520	857
* Interactive Intelligence Group Inc.	28,467	855
* Lattice Semiconductor Corp.	221,655	849
Loral Space & Communications Inc.	11,811	840
* Rofin-Sinar Technologies Inc.	42,087	830
* Spansion Inc. Class A	69,608	830

* Sanmina-SCI Corp.	97,543	828
* PROS Holdings Inc.	43,066	821
Forrester Research Inc.	28,458	819
* Ceva Inc.	56,306	810
* Active Network Inc.	64,530	809
* TeleTech Holdings Inc.	47,329	807
* Harmonic Inc.	173,986	790
* Rogers Corp.	18,532	785
* Ultratech Inc.	24,984	784
Electro Scientific Industries Inc.	62,883	768
CTS Corp.	76,292	768
* ExlService Holdings Inc.	25,837	762
* Anaren Inc.	37,800	756
* CalAmp Corp.	91,904	755
* iGATE Corp.	41,342	751
* Computer Task Group Inc.	46,131	746
* Avid Technology Inc.	78,308	741
* MIPS Technologies Inc. Class A	99,036	732
* AuthenTec Inc.	90,540	725
* Callidus Software Inc.	145,446	717
* Rambus Inc.	129,130	715
Daktronics Inc.	73,434	698
Methode Electronics Inc.	70,899	688
* Bankrate Inc.	43,933	684
* FormFactor Inc.	119,242	667
* Cornerstone OnDemand Inc.	21,521	660
* TTM Technologies Inc.	69,285	653
* Infinera Corp.	118,981	652
* Power-One Inc.	116,170	651
* Ixia	40,237	647
* DTS Inc.	27,739	646
* CIBER Inc.	185,864	645
AVX Corp.	67,202	644
* Agilysys Inc.	74,761	643
Keynote Systems Inc.	43,973	637
* Integrated Silicon Solution Inc.	67,016	621
* Synchronoss Technologies Inc.	27,099	621
* Entropic Communications Inc.	106,381	619
* Web.com Group Inc.	34,250	615
* Monolithic Power Systems Inc.	30,822	609
Mantech International Corp. Class A	25,341	608
* XO Group Inc.	68,774	574
* Zynga Inc. Class A	201,522	572
* Move Inc.	64,967	560
* IXYS Corp.	55,052	546
* TNS Inc.	36,359	544
Park Electrochemical Corp.	21,537	535
* Exar Corp.	66,713	534
* Calix Inc.	83,075	532
* Verint Systems Inc.	19,143	525
Electro Rent Corp.	29,330	519
Cohu Inc.	55,061	517
* Unwired Planet Inc.	268,854	516
* Extreme Networks	153,497	513
OPNET	15,036	512
* Digi International Inc.	50,319	511
* Oplink Communications Inc.	29,804	493

*	FSI International Inc.	79,347	492
*	RealD Inc.	54,807	490
*	Imation Corp.	87,308	488
	Micrel Inc.	46,569	485
*	Multi-Fineline Electronix Inc.	21,291	480
*	Axcelis Technologies Inc.	456,529	479
*	Global Cash Access Holdings Inc.	59,497	479
*	Volterra Semiconductor Corp.	21,049	460
*	Intermec Inc.	73,857	459
*,^ Angie's List Inc.		43,200	457
*	Sonus Networks Inc.	242,672	456
	United Online Inc.	81,653	451
	American Software Inc. Class A	54,908	448
*	Freescale Semiconductor Ltd.	47,085	448
*	Saba Software Inc.	44,797	448
*	IntraLinks Holdings Inc.	68,373	447
*	ModusLink Global Solutions Inc.	120,849	446
*	KVH Industries Inc.	32,125	433
*	Measurement Specialties Inc.	13,131	433
	Monotype Imaging Holdings Inc.	26,825	418
*	Limelight Networks Inc.	176,577	413
*	Sycamore Networks Inc.	26,787	413
*	Ipass Inc.	186,112	409
*	comScore Inc.	26,436	403
*	Envestnet Inc.	34,345	402
*	LTX-Credence Corp.	69,610	400
*	Silicon Graphics International Corp.	43,262	394
*	NVE Corp.	6,628	392
*	Stamps.com Inc.	16,846	390
	Cass Information Systems Inc.	9,255	388
*	LogMeIn Inc.	17,217	386
*	Higher One Holdings Inc.	27,738	374
*	Kemet Corp.	84,684	373
*	Fabrinet	32,085	372
*	Kopin Corp.	98,250	369
*	Net 1 UEPS Technologies Inc.	40,139	363
*	Quantum Corp.	223,325	360
*	FalconStor Software Inc.	150,119	353
*	Globecomm Systems Inc.	31,230	348
*	Aviat Networks Inc.	146,110	348
*	RealNetworks Inc.	41,499	345
*	Demand Media Inc.	31,653	344
*	Aeroflex Holding Corp.	50,971	338
*	ServiceSource International Inc.	32,408	333
*	Hackett Group Inc.	78,778	329
*	Echelon Corp.	84,698	325
*	Emcore Corp.	57,367	324
*	Mercury Computer Systems Inc.	30,156	320
	Booz Allen Hamilton Holding Corp.	23,051	319
*	SunPower Corp. Class A	68,850	311
*	Newport Corp.	28,032	310
	Bel Fuse Inc. Class B	16,516	309
*	Lionbridge Technologies Inc.	87,265	307
	Aware Inc.	48,420	305
*	Immersion Corp.	55,249	302
*	SPS Commerce Inc.	7,524	289
*	Perficient Inc.	23,019	278

*	Carbonite Inc.	38,835	272
*	STEC Inc.	40,298	272
	Marchex Inc. Class B	70,034	268
*	Maxwell Technologies Inc.	32,373	263
*	Tangoe Inc.	19,900	261
*	Vocus Inc.	13,005	261
*	DSP Group Inc.	43,784	260
*	Silicon Image Inc.	56,547	260
*	ANADIGICS Inc.	186,501	259
*	Procera Networks Inc.	10,524	247
*	Virtusa Corp.	13,814	245
*	Jive Software Inc.	14,922	234
*	MoneyGram International Inc.	15,555	232
*	Vishay Precision Group Inc.	15,985	223
*	Zygo Corp.	11,953	219
*	Dynamics Research Corp.	31,852	218
*	Sigma Designs Inc.	32,175	213
*	VASCO Data Security International Inc.	22,548	212
*	Datalink Corp.	25,455	211
*	Super Micro Computer Inc.	16,702	201
*,^ KIT Digital Inc.		66,595	200
*	Oclaro Inc.	70,562	191
*	Nanometrics Inc.	13,307	184
*	Edgewater Technology Inc.	46,266	181
*	Alpha & Omega Semiconductor Ltd.	20,816	179
*	Guidance Software Inc.	15,353	173
*	Autobytel Inc.	44,814	172
*	Information Services Group Inc.	128,428	162
*	QuinStreet Inc.	19,202	161
*	AXT Inc.	47,038	159
*	Reis Inc.	13,713	157
*	Mindspeed Technologies Inc.	44,954	156
*	Dot Hill Systems Corp.	145,296	155
*	Novatel Wireless Inc.	78,198	155
	PC-Tel Inc.	21,754	153
*	InvenSense Inc.	12,800	153
*	Photronics Inc.	27,458	147
*,^ OCZ Technology Group Inc.		41,752	145
*	Supertex Inc.	7,784	139
*	Intevac Inc.	22,587	138
	Concurrent Computer Corp.	29,783	134
*	Rudolph Technologies Inc.	11,852	124
*	support.com Inc.	29,004	123
	PC Connection Inc.	10,505	121
*	Symmetricom Inc.	16,944	118
*	ShoreTel Inc.	28,187	115
*	Rubicon Technology Inc.	11,949	114
*	LRAD Corp.	82,645	114
*	Seachange International Inc.	14,436	113
*	Amtech Systems Inc.	34,538	113
*	Pericom Semiconductor Corp.	12,912	112
*	Inphi Corp.	10,284	110
*	Spark Networks Inc.	17,905	110
*	PDF Solutions Inc.	8,005	109
*	MaxLinear Inc.	15,986	107
*	Responsys Inc.	9,767	100
*	CyberOptics Corp.	14,065	98

*	Cinedigm Digital Cinema Corp. Class A	70,957	96
*	Deltek Inc.	7,244	94
*	Glu Mobile Inc.	19,952	92
*	Travelzoo Inc.	3,696	87
*	STR Holdings Inc.	27,740	86
	Richardson Electronics Ltd.	7,239	86
*	Zix Corp.	29,453	85
	Evolving Systems Inc.	13,528	83
	TheStreet Inc.	53,147	81
*	PLX Technology Inc.	13,702	79
*	MoSys Inc.	19,222	78
	Crexendo Inc.	25,382	77
*,^ Document Security Systems Inc.		18,221	76
*	QuickLogic Corp.	27,004	76
	Telular Corp.	7,116	70
*	LoJack Corp.	30,922	70
*	Identive Group Inc.	75,453	65
*	Rosetta Stone Inc.	4,984	64
*	Hutchinson Technology Inc.	36,408	63
*	PRGX Global Inc.	7,236	62
*	Innodata Inc.	15,170	61
*	Ikanos Communications Inc.	43,344	60
*	TeleNav Inc.	9,993	60
*	Wave Systems Corp. Class A	62,907	59
*	Imperva Inc.	1,600	59
*	TeleCommunication Systems Inc. Class A	27,184	59
*	Radisys Corp.	15,433	56
*	Frequency Electronics Inc.	6,498	56
*	SciQuest Inc.	2,900	53
*	GSI Technology Inc.	10,119	50
*	Smith Micro Software Inc.	31,088	50
	QAD Inc. Class A	3,629	49
*	Bsquare Corp.	15,441	49
*	Ditech Networks Inc.	34,438	49
*	Looksmart Ltd.	54,701	47
*	Pixelworks Inc.	15,645	46
*	StarTek Inc.	15,375	46
*	Mattson Technology Inc.	45,776	44
*	PAR Technology Corp.	7,772	42
	Rimage Corp.	6,050	41
*	Motricity Inc.	83,249	41
*	ID Systems Inc.	6,809	39
*	Westell Technologies Inc. Class A	17,678	38
*	Online Resources Corp.	12,713	37
*	GSI Group Inc.	3,461	31
*	GSE Systems Inc.	13,415	27
*	Intellicheck Mobilisa Inc.	16,110	27
*	Numerex Corp. Class A	2,362	27
*	NCI Inc. Class A	3,856	27
*	Viasystems Group Inc.	1,531	26
*	Cascade Microtech Inc.	4,600	26
	Bel Fuse Inc. Class A	1,477	26
*	THQ Inc.	6,428	24
*	Rainmaker Systems Inc.	19,115	23
*	Presstek Inc.	46,306	23
	Pulse Electronics Corp.	26,190	21
*	BTU International Inc.	9,344	21

* Meru Networks Inc.	5,900	20
* Ramtron International Corp.	6,551	20
Digimarc Corp.	904	20
* Powerwave Technologies Inc.	32,363	20
* Planar Systems Inc.	13,735	19
* Transwitch Corp.	16,462	18
* Parkervision Inc.	7,548	18
* Microvision Inc.	7,110	17
* Mitek Systems Inc.	4,800	16
* TechTarget Inc.	2,379	14
* MEMSIC Inc.	8,040	13
* Mattersight Corp.	2,159	13
* Ultra Clean Holdings	2,159	12
* Lantronix Inc.	6,995	12
* WebMediaBrands Inc.	5,176	12
* Research Frontiers Inc.	2,555	11
* Transact Technologies Inc.	1,540	11
* Pervasive Software Inc.	1,008	9
QAD Inc. Class B	573	8
* Zhone Technologies Inc.	10,572	7
* Remark Media Inc.	3,300	6
* iGO Inc.	11,872	5
* Selectica Inc.	829	4
* Digital Ally Inc.	1,187	4
* ePlus Inc.	100	4
* Superconductor Technologies Inc.	7,872	4
* Market Leader Inc.	464	3
* Mitel Networks Corp.	700	2
* Wireless Telecom Group Inc.	1,403	2
* Management Network Group Inc.	626	1
* Magnachip Semiconductor Corp.	100	1
* Official Payments Holdings Inc. Class B	121	1
* Newtek Business Services Inc.	204	—
* PC Mall Inc.	63	—
* Performance Technologies Inc.	70	—
* Video Display Corp.	19	—
		4,507,923
Materials (3.9%)
Monsanto Co.	787,487	71,677
EI du Pont de Nemours & Co.	1,383,396	69,543
Freeport-McMoRan Copper & Gold Inc.	1,401,039	55,453
Dow Chemical Co.	1,764,631	51,104
Praxair Inc.	440,896	45,800
Newmont Mining Corp.	731,484	40,970
Ecolab Inc.	431,340	27,955
PPG Industries Inc.	225,244	25,867
Air Products & Chemicals Inc.	312,146	25,815
Mosaic Co.	438,018	25,234
LyondellBasell Industries NV Class A	466,549	24,102
International Paper Co.	613,061	22,266
CF Industries Holdings Inc.	96,926	21,541
Sherwin-Williams Co.	129,741	19,320
Nucor Corp.	468,430	17,922
Alcoa Inc.	1,576,481	13,952
Sigma-Aldrich Corp.	178,434	12,842
Eastman Chemical Co.	224,297	12,787
FMC Corp.	202,487	11,214

Ball Corp.	219,781	9,299
Vulcan Materials Co.	191,879	9,076
Celanese Corp. Class A	230,952	8,755
Royal Gold Inc.	86,968	8,685
Ashland Inc.	115,923	8,300
Cliffs Natural Resources Inc.	210,476	8,236
* Crown Holdings Inc.	220,835	8,116
Airgas Inc.	96,566	7,947
MeadWestvaco Corp.	253,612	7,761
Rock-Tenn Co. Class A	104,410	7,536
Valspar Corp.	130,732	7,334
International Flavors & Fragrances Inc.	120,332	7,169
Albemarle Corp.	131,819	6,944
* WR Grace & Co.	105,406	6,227
Reliance Steel & Aluminum Co.	111,772	5,851
Martin Marietta Materials Inc.	67,614	5,603
RPM International Inc.	195,539	5,581
Packaging Corp. of America	145,633	5,287
Aptargroup Inc.	99,004	5,120
* Allied Nevada Gold Corp.	126,649	4,947
Rockwood Holdings Inc.	103,682	4,832
Allegheny Technologies Inc.	150,996	4,817
Bemis Co. Inc.	153,033	4,816
Sonoco Products Co.	149,536	4,634
Huntsman Corp.	302,850	4,522
* Owens-Illinois Inc.	232,803	4,367
Domtar Corp.	54,670	4,280
Cytec Industries Inc.	65,025	4,260
Sealed Air Corp.	274,619	4,246
United States Steel Corp.	213,391	4,069
NewMarket Corp.	15,935	3,928
* Coeur d'Alene Mines Corp.	133,490	3,849
Compass Minerals International Inc.	49,152	3,666
Steel Dynamics Inc.	310,181	3,483
Carpenter Technology Corp.	66,316	3,470
Cabot Corp.	94,547	3,458
Silgan Holdings Inc.	77,878	3,389
Eagle Materials Inc.	67,941	3,143
Walter Energy Inc.	92,977	3,018
Hecla Mining Co.	425,437	2,787
Scotts Miracle-Gro Co. Class A	63,417	2,757
Sensient Technologies Corp.	74,219	2,728
Olin Corp.	119,985	2,607
* Louisiana-Pacific Corp.	204,582	2,557
* Chemtura Corp.	147,436	2,539
HB Fuller Co.	74,232	2,277
Westlake Chemical Corp.	29,675	2,168
PolyOne Corp.	127,108	2,106
Commercial Metals Co.	155,613	2,054
* Stillwater Mining Co.	172,955	2,039
* Resolute Forest Products	147,333	1,915
Minerals Technologies Inc.	26,551	1,883
Buckeye Technologies Inc.	58,575	1,878
Georgia Gulf Corp.	50,896	1,844
* Intrepid Potash Inc.	83,946	1,803
* Clearwater Paper Corp.	42,112	1,740
Worthington Industries Inc.	78,529	1,701

	American Vanguard Corp.	48,802	1,698
	Titanium Metals Corp.	131,323	1,685
*	SunCoke Energy Inc.	103,986	1,676
	Greif Inc. Class A	37,514	1,657
	AMCOL International Corp.	48,467	1,642
	Balchem Corp.	43,406	1,594
	Schweitzer-Mauduit International Inc.	47,640	1,572
	Innophos Holdings Inc.	32,337	1,568
*	McEwen Mining Inc.	273,722	1,256
	Globe Specialty Metals Inc.	82,305	1,253
*	Calgon Carbon Corp.	86,049	1,231
*	Innospec Inc.	35,917	1,218
	PH Glatfelter Co.	68,393	1,218
*	Kraton Performance Polymers Inc.	46,521	1,214
*	Flotek Industries Inc.	95,553	1,211
*	Texas Industries Inc.	28,637	1,164
*,^ Molycorp Inc.		98,643	1,134
	Haynes International Inc.	21,660	1,130
	Schnitzer Steel Industries Inc.	38,371	1,080
	Kaiser Aluminum Corp.	17,553	1,025
*	RTI International Metals Inc.	42,426	1,016
*	Graphic Packaging Holding Co.	172,000	999
	Neenah Paper Inc.	34,589	991
	Quaker Chemical Corp.	21,113	985
	Stepan Co.	10,044	965
	Myers Industries Inc.	61,332	958
	AK Steel Holding Corp.	180,084	864
	Koppers Holdings Inc.	24,620	860
	Boise Inc.	95,579	837
*	KapStone Paper and Packaging Corp.	37,368	837
	Materion Corp.	34,794	828
	Deltic Timber Corp.	12,649	826
*	OM Group Inc.	43,719	811
*	LSB Industries Inc.	17,300	759
*	AM Castle & Co.	59,958	749
	A Schulman Inc.	29,868	712
	Hawkins Inc.	16,787	698
*	Century Aluminum Co.	97,116	694
*	Headwaters Inc.	102,319	673
*	Mercer International Inc.	84,963	634
^	Gold Resource Corp.	29,407	631
	Tredegar Corp.	34,843	618
*	ADA-ES Inc.	25,800	609
*	Ferro Corp.	158,589	544
*	OMNOVA Solutions Inc.	71,425	541
*	Landec Corp.	47,124	540
*	General Moly Inc.	154,186	489
*	Horsehead Holding Corp.	47,129	440
*	Paramount Gold and Silver Corp.	147,489	392
	Wausau Paper Corp.	41,426	384
*	TPC Group Inc.	8,562	349
	Zep Inc.	22,054	334
	Olympic Steel Inc.	17,882	302
	Kronos Worldwide Inc.	20,160	301
	Chase Corp.	14,500	266
*	AEP Industries Inc.	4,157	252
*	Zoltek Cos. Inc.	32,566	250

*	Metals USA Holdings Corp.	18,576	248
	Noranda Aluminum Holding Corp.	34,663	232
*	Universal Stainless & Alloy	6,059	225
*	Golden Minerals Co.	39,195	205
	KMG Chemicals Inc.	10,994	203
*	Spartech Corp.	34,455	184
*	American Pacific Corp.	11,774	140
*	Arabian American Development Co.	10,000	98
*	Penford Corp.	10,687	80
*,^ Clean Diesel Technologies Inc.		14,310	40
*	United States Lime & Minerals Inc.	813	39
*	Senomyx Inc.	16,555	32
*	Solitario Exploration & Royalty Corp.	12,887	24
*	Verso Paper Corp.	12,787	21
*	Midway Gold Corp.	100	—
*	Continental Materials Corp.	5	—
			907,703
Telecommunication Services (2.9%)
	AT&T Inc.	8,653,460	326,235
	Verizon Communications Inc.	4,193,647	191,104
	CenturyLink Inc.	917,033	37,048
*	Crown Castle International Corp.	432,623	27,731
*	Sprint Nextel Corp.	4,426,720	24,436
*	SBA Communications Corp. Class A	179,093	11,265
^	Windstream Corp.	868,947	8,785
^	Frontier Communications Corp.	1,481,671	7,260
*	tw telecom inc Class A	223,808	5,835
*	MetroPCS Communications Inc.	458,954	5,374
*	Level 3 Communications Inc.	225,421	5,178
	Telephone & Data Systems Inc.	143,168	3,667
*	Cincinnati Bell Inc.	377,884	2,154
*,^ NII Holdings Inc.		257,595	2,022
	Cogent Communications Group Inc.	65,207	1,499
	Atlantic Tele-Network Inc.	23,944	1,029
*	8x8 Inc.	153,141	1,005
*	United States Cellular Corp.	20,519	803
*	Leap Wireless International Inc.	111,806	763
*	Cbeyond Inc.	71,339	703
*	Clearwire Corp. Class A	518,131	699
*	Premiere Global Services Inc.	67,298	629
	Consolidated Communications Holdings Inc.	34,661	596
*	General Communication Inc. Class A	58,470	573
	NTELOS Holdings Corp.	26,628	463
	Shenandoah Telecommunications Co.	25,862	455
	HickoryTech Corp.	38,868	411
	Alaska Communications Systems Group Inc.	172,525	390
*	Vonage Holdings Corp.	158,412	361
	USA Mobility Inc.	25,943	308
*	Iridium Communications Inc.	40,339	295
*	Neutral Tandem Inc.	26,952	253
	IDT Corp. Class B	23,847	245
	Lumos Networks Corp.	24,967	196
	Primus Telecommunications Group Inc.	7,400	113
*	Towerstream Corp.	19,301	78
*	Globalstar Inc.	134,809	62
*	ORBCOMM Inc.	9,769	37
*	Elephant Talk Communications Inc.	19,600	27

Warwick Valley Telephone Co.	38	1
		670,088
Utilities (3.5%)
Duke Energy Corp.	1,038,999	67,327
Southern Co.	1,282,345	59,103
Exelon Corp.	1,258,691	44,784
Dominion Resources Inc.	843,507	44,655
NextEra Energy Inc.	584,868	41,134
American Electric Power Co. Inc.	715,226	31,427
FirstEnergy Corp.	617,334	27,224
PG&E Corp.	623,375	26,599
Consolidated Edison Inc.	432,442	25,899
PPL Corp.	856,199	24,873
Public Service Enterprise Group Inc.	746,963	24,037
Sempra Energy	338,132	21,806
Edison International	457,076	20,884
Xcel Energy Inc.	719,181	19,929
Entergy Corp.	261,671	18,134
Northeast Utilities	463,319	17,713
DTE Energy Co.	251,082	15,050
ONEOK Inc.	291,833	14,098
Wisconsin Energy Corp.	340,148	12,813
CenterPoint Energy Inc.	599,225	12,763
Ameren Corp.	358,211	11,703
NiSource Inc.	419,405	10,686
* AES Corp.	963,177	10,566
American Water Works Co. Inc.	260,211	9,643
CMS Energy Corp.	386,425	9,100
SCANA Corp.	183,584	8,862
Pinnacle West Capital Corp.	161,743	8,540
OGE Energy Corp.	145,613	8,076
* Calpine Corp.	463,711	8,022
NRG Energy Inc.	338,088	7,232
Alliant Energy Corp.	164,299	7,129
AGL Resources Inc.	173,538	7,099
Pepco Holdings Inc.	339,385	6,414
NV Energy Inc.	350,669	6,316
Integrys Energy Group Inc.	115,849	6,047
MDU Resources Group Inc.	266,077	5,864
ITC Holdings Corp.	76,283	5,765
National Fuel Gas Co.	104,686	5,657
Westar Energy Inc.	187,181	5,552
TECO Energy Inc.	304,152	5,396
Questar Corp.	265,260	5,393
UGI Corp.	166,710	5,293
Aqua America Inc.	206,903	5,123
Atmos Energy Corp.	134,077	4,799
Great Plains Energy Inc.	202,856	4,516
Cleco Corp.	90,795	3,812
Hawaiian Electric Industries Inc.	143,322	3,771
Vectren Corp.	121,724	3,481
Piedmont Natural Gas Co. Inc.	106,476	3,458
IDACORP Inc.	74,397	3,219
WGL Holdings Inc.	76,789	3,091
Portland General Electric Co.	112,544	3,043
Southwest Gas Corp.	68,607	3,032
* GenOn Energy Inc.	1,151,978	2,914

New Jersey Resources Corp.	61,655	2,819
UIL Holdings Corp.	75,242	2,698
UNS Energy Corp.	60,197	2,520
PNM Resources Inc.	118,457	2,491
South Jersey Industries Inc.	45,315	2,399
Avista Corp.	87,555	2,254
Black Hills Corp.	62,640	2,228
ALLETE Inc.	50,924	2,126
Northwest Natural Gas Co.	39,845	1,962
El Paso Electric Co.	57,139	1,957
NorthWestern Corp.	53,949	1,955
MGE Energy Inc.	34,375	1,822
Laclede Group Inc.	34,230	1,472
CH Energy Group Inc.	21,435	1,398
American States Water Co.	28,774	1,278
Empire District Electric Co.	58,999	1,271
California Water Service Group	56,674	1,057
Otter Tail Corp.	43,785	1,045
SJW Corp.	27,475	697
Connecticut Water Service Inc.	21,710	693
Chesapeake Utilities Corp.	11,791	558
Ormat Technologies Inc.	26,286	493
Middlesex Water Co.	15,893	305
Unitil Corp.	8,188	223
*	Cadiz Inc.	20,313	197
Artesian Resources Corp. Class A	7,245	168
Genie Energy Ltd. Class B	22,882	164
York Water Co.	7,319	134
Consolidated Water Co. Ltd.	15,207	126
Delta Natural Gas Co. Inc.	3,400	66
*	Synthesis Energy Systems Inc.	30,151	40
*	Pure Cycle Corp.	11,129	25
RGC Resources Inc.	32	1
817,508
Total Common Stocks (Cost $19,047,228)	23,281,172
Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.163%	80,172,217	80,172

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.135%	12/12/12	4,000	3,999
[5,6] Federal Home Loan Bank Discount Notes	0.125%	11/2/12	500	500
5	United States Treasury Note/Bond	0.375%	10/31/12	500	500
4,999
Total Temporary Cash Investments (Cost $85,171)	85,171
Total Investments (100.0%) (Cost $19,132,399)	23,366,343
Other Assets and Liabilities-Net (0.0%)[3]	4,574
Net Assets (100%)	23,370,917

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $18,083,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $19,891,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $4,749,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,280,898	180	94
Temporary Cash Investments	80,172	4,999	—
Futures Contracts—Liabilities[1]	(466)	—	—
Total	23,360,604	5,179	94
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in

Institutional Total Stock Market Index Fund

the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2012	216	77,447	(1,101)
E-mini S&P 500 Index	December 2012	40	2,868	(39)
E-mini Russell 2000 Index	December 2012	128	10,680	(244)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $19,132,399,000. Net unrealized appreciation of investment securities for tax purposes was $4,233,944,000, consisting of unrealized gains of $5,442,881,000 on securities that had risen in value since their purchase and $1,208,937,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 16, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.